UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, as appropriate.

Dreyfus AMT-Free Municipal Reserves

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

Dreyfus U.S. Treasury Reserves

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves

January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.7%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.17	2/7/15	5,000,000	a	5,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.04	2/7/15	2,000,000	a	2,000,000

Arizona--.6%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.11	2/7/15	1,000,000	a	1,000,000
Arizona Transportation Board,
Highway Revenue	5.00	7/1/15	525,000		535,346

Colorado--5.1%
Colorado Educational and Cultural
Facilities Authority,
Educational Facilities Revenue
(Trinity School of Durham and
Chapel Hill Project) (LOC;
Branch Banking and Trust Co.)	0.05	2/7/15	930,000	a	930,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Denver Seminary Project)
(LOC; Wells Fargo Bank)	0.11	2/7/15	2,345,000	a	2,345,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.11	2/7/15	1,585,000	a	1,585,000
Colorado Health Facilities
Authority, Revenue (Arapahoe
House Project) (LOC; Wells
Fargo Bank)	0.11	2/7/15	400,000	a	400,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.16	2/7/15	540,000	a	540,000
Gateway Regional Metropolitan
District, Limited Tax
Improvement GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.11	2/7/15	2,565,000	a	2,565,000

Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.05	2/7/15	4,865,000	a	4,865,000

Connecticut--7.3%
Bridgeport,
GO Notes, TAN	2.00	2/19/15	3,000,000		3,002,787
Connecticut,
State Revolving Fund General
Revenue	3.25	2/1/15	250,000		250,020
Connecticut,
State Revolving Fund General
Revenue, Refunding	5.00	10/1/15	250,000		257,682
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.07	2/7/15	4,850,000	a	4,850,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.07	2/7/15	5,270,000	a	5,270,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.07	2/7/15	5,275,000	a	5,275,000

District of Columbia--1.0%
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue (Eagle Series
2013-0012) (Liquidity
Facility; Citibank NA)	0.04	2/7/15	2,500,000 a,b,c		2,500,000

Florida--3.8%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.16	2/7/15	615,000	a	615,000
Collier County Industrial
Development Authority, Revenue
(Redlands Christian Migrant
Association, Inc. Project)
(LOC; Bank of America)	0.13	2/7/15	2,780,000	a	2,780,000
Hillsborough County,
IDR (The Museum of Science &
Industry and The Institute for
Business & Home Safety
Project) (LOC; Branch Banking
and Trust Co.)	0.05	2/7/15	1,080,000	a	1,080,000
Hillsborough County Industrial
Development Authority, Revenue
(Independent Day School
Project) (LOC; Bank of America)	0.13	2/7/15	1,200,000	a	1,200,000
Jacksonville,
Educational Facilities Revenue

(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.11	2/7/15	700,000	a	700,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.11	2/7/15	1,800,000	a	1,800,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.11	2/7/15	1,655,000	a	1,655,000

Georgia--2.5%
Cobb County Development Authority,
Revenue (American Heart
Association, Inc. Project)
(LOC; Wells Fargo Bank)	0.11	2/7/15	925,000	a	925,000
Cobb County Development Authority,
Revenue (Dominion Christian
High School, Inc. Project)
(LOC; Branch Banking and Trust
Co.)	0.06	2/7/15	2,760,000	a	2,760,000
Douglas County Development
Authority, Revenue (Colonial
Hills School Property, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.05	2/7/15	1,895,000	a	1,895,000
Macon-Bibb County Industrial
Authority, IDR (I-75 Business
Park and Airport South
Industrial Park Projects)
(LOC; Wells Fargo Bank)	0.11	2/7/15	895,000	a	895,000

Illinois--6.6%
Chicago Heights,
Revenue (Chicago Heights
Fitness, L.L.C. Project) (LOC;
JPMorgan Chase Bank)	0.13	2/7/15	700,000	a	700,000
Illinois Educational Facilities
Authority, Revenue (Field
Museum of National History)
(LOC; Northern Trust Company)	0.02	2/7/15	9,300,000	a	9,300,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.08	2/7/15	2,700,000	a	2,700,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.11	2/7/15	1,765,000	a	1,765,000
Illinois Finance Authority,
Revenue (Holy Family
Ministries Center) (LOC; PNC
Bank NA)	0.07	2/7/15	2,565,000	a	2,565,000

Indiana--.4%

Huntington,
EDR, Refunding (Huntington
University Project) (LOC;
Wells Fargo Bank)	0.11	2/7/15	800,000	a	800,000
Indiana Finance Authority,
State Revolving Fund Program
Revenue, Refunding	5.00	2/1/15	285,000		285,035

Iowa--.3%
Woodbury County,
Educational Facility Revenue
(Siouxland Medical Education
Foundation, Inc. Project)
(LOC; U.S. Bank NA)	0.11	2/7/15	800,000	a	800,000

Kentucky--3.0%
Jefferson County,
Industrial Revenue, Refunding
(Zeochem L.L.C. Project) (LOC;
UBS AG)	0.14	2/7/15	1,000,000	a	1,000,000
Kentucky Infrastructure Authority,
Wasterwater and Drinking Water
Revolving Fund Revenue	5.00	2/1/15	500,000		500,065
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	1,700,000		1,706,510
Lexington-Fayette Urban County
Government, Industrial
Building Revenue (Community
Action Council Project) (LOC;
PNC Bank NA)	0.06	2/7/15	1,485,000	a	1,485,000
Warren County,
Revenue (WKU Student Life
Foundation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.04	2/7/15	3,050,000	a	3,050,000

Louisiana--2.7%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	2/2/15	7,100,000	a	7,100,000

Maryland--3.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.07	2/7/15	2,725,000	a	2,725,000
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC; Bank
of America)	0.13	2/7/15	5,510,000	a	5,510,000

Massachusetts--2.4%
Massachusetts,
Special Obligation Revenue,
Refunding (Senior Federal
Highway Grant Anticipation

Note Program)	5.00	6/15/15	3,105,000		3,159,374
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.01	2/2/15	3,000,000	a	3,000,000

Minnesota--2.4%
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO Transit
Notes, Refunding	5.00	2/1/15	250,000		250,031
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO Waste
Water Revenue	5.00	3/1/15	400,000		401,503
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo
Bank)	0.11	2/7/15	615,000	a	615,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	3,250,000		3,270,193
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.15	2/7/15	1,600,000	a	1,600,000

Mississippi--1.7%
Jackson County,
Port Facility Revenue,
Refunding (Chevron U.S.A. Inc.
Project)	0.01	2/2/15	4,400,000	a	4,400,000

Missouri--3.0%
Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.12	2/7/15	1,640,000	a	1,640,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.04	2/7/15	4,635,000	a	4,635,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.12	2/7/15	1,595,000	a	1,595,000

Nevada--1.3%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.20	2/7/15	3,400,000 a,b,c		3,400,000

New Jersey--8.9%

Brigantine,
GO Notes, BAN	1.00	12/9/15	3,000,000		3,011,688
Hamilton Township,
GO Notes, BAN	1.00	6/3/15	6,621,000		6,633,161
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/16	4,264,306		4,281,235
Monroe Township,
GO Notes, BAN	1.00	2/6/15	2,308,000		2,308,240
Northfield Board of Education,
Temporary Notes	1.00	8/20/15	3,500,000		3,507,649
Stafford Township,
GO Notes, BAN (General
Improvement and Water/Sewer
Utility)	1.00	5/18/15	1,140,000		1,142,174
Wood-Ridge Borough,
GO Notes, BAN	1.00	5/1/15	2,000,000		2,002,487

New York--6.1%
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.07	2/7/15	7,780,000	a	7,780,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.07	2/7/15	4,100,000	a	4,100,000
South Jefferson Central School
District, GO Notes, BAN	1.00	6/19/15	3,875,000		3,883,746

North Carolina--.2%
Catawba County,
Recreational Facilities Lease
Revenue (YMCA of Catawba
Valley Project) (LOC; Wells
Fargo Bank)	0.11	2/7/15	550,000	a	550,000

Ohio--1.9%
Hamilton County,
EDR (Boys/Girls Clubs of
Greater Cincinnati, Inc.
Project) (LOC; PNC Bank NA)	0.04	2/7/15	1,775,000	a	1,775,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	3,050,000		3,060,065

Oklahoma--2.6%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank
NA)	0.05	2/7/15	6,000,000 a,b,c		6,000,000
Oklahoma Water Resources Board,
Revolving Fund Revenue (Master
Trust)	3.00	4/1/15	250,000		251,116

Oklahoma Water Resources Board,
Revolving Fund Revenue (Master Trust)	4.00	4/1/15	500,000		503,060

Oregon--3.3%
Oregon,
GO Notes (Veterans' Welfare
Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.02	2/7/15	8,400,000	a	8,400,000

Pennsylvania--2.8%
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.18	2/7/15	360,000	a	360,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.10	2/7/15	800,000	a	800,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.10	2/7/15	900,000	a	900,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	2/7/15	1,700,000	a	1,700,000
Tioga County Industrial
Development Authority, Student
Housing Revenue, BAN
(Mansfield Auxiliary
Corporation Student Housing
Project at Mansfield
University of Pennsylvania)	1.00	3/13/15	1,000,000		1,000,792
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.12	2/7/15	2,595,000	a	2,595,000

South Carolina--4.1%
South Carolina Jobs-Economic
Development Authority, EDR
(Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.07	2/7/15	4,585,000	a	4,585,000
South Carolina Jobs-Economic
Development Authority, EDR
(Carolina Children's Home
Project) (LOC; Branch Banking
and Trust Co.)	0.05	2/7/15	3,065,000	a	3,065,000
South Carolina Public Service
Authority, Revenue, CP (Santee
Cooper) (Liquidity Facility;
JPMorgan Chase Bank)	0.10	3/9/15	3,000,000		3,000,000

Tennessee--1.8%
Cleveland Health and Educational

Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.04	2/7/15	1,800,000	a	1,800,000
Jackson Health Educational and
Housing Facility Board, MFHR,
Refunding (Post House North
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.04	2/7/15	1,325,000	a	1,325,000
Metropolitan Government of
Nashville and Davidson County
Industrial Development Board,
MFHR, Refunding (The Park at
Hermitage Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.04	2/7/15	1,400,000	a	1,400,000

Texas--15.1%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.05	2/7/15	9,000,000	a	9,000,000
Austin Independent School
District, CP (Liquidity
Facility; Sumitomo Mitsui
Banking Corporation)	0.07	4/7/15	5,000,000		5,000,000
Brazos County Health Facilities
Development Corporation,
Revenue, Refunding (Burleson
Saint Joseph Manor) (LOC;
Wells Fargo Bank)	0.11	2/7/15	6,500,000	a	6,500,000
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.06	2/9/15	5,000,000		5,000,000
Dallas County Community College
District, GO Notes	4.00	2/15/15	490,000		490,796
Dallas County Community College
District, GO Notes, Refunding	4.00	2/15/15	250,000		250,403
Dallas Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	4.00	2/15/15	100,000		100,159
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank AG)	0.17	2/7/15	3,000,000	a,b,c	3,000,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.06	2/7/15	5,250,000	a,b,c	5,250,000

La Joya Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	4.50	2/15/15	500,000		500,920
Manor Independent School District,
GO Notes (LOC; Permanent
School Fund Guarantee Program)	2.00	8/1/15	100,000		100,818
Mission Economic Development
Corporation, SWDR (IESI TX
Corporation Project) (LOC;
Bank of America)	0.05	2/7/15	1,500,000	a	1,500,000
Splendora Higher Education
Facilities Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.13	2/7/15	2,500,000	a	2,500,000

Utah--.2%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.11	2/7/15	410,000	a	410,000

Vermont--.4%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; Wells
Fargo Bank)	0.07	2/7/15	1,130,000	a	1,130,000

Virginia--.4%
Virginia,
GO Notes	5.00	6/1/15	300,000		304,672
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/16	550,000		575,724
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes
(GARVEE Federal Transportation
Grant)	5.00	3/15/15	200,000		201,121

Washington--.4%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.08	2/7/15	620,000	a	620,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.11	2/7/15	400,000	a	400,000

Wisconsin--2.2%
Oak Creek,
GO Promissory Notes	2.00	4/1/15	1,650,000		1,654,785
Wisconsin Health and Educational

Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.13	2/7/15	2,725,000	a	2,725,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.13	2/7/15	725,000	a	725,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Valley Packaging Industries,
Inc.) (LOC; JPMorgan Chase
Bank)	0.10	2/7/15	475,000	a	475,000

Wyoming--.9%
Uinta County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	0.01	2/2/15	2,300,000	a	2,300,000

Total Investments (cost $261,868,357)			101.3%		261,868,357
Liabilities, Less Cash and Receivables			(1.3%)		(3,436,122)
Net Assets			100.0%		258,432,235

a	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to $20,150,000 or 7.8% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	261,868,357
Level 3 - Significant Unobservable Inputs	-
Total	261,868,357

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
January 31, 2015 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--1.0%
BorgWarner	27,257		1,472,151
Delphi Automotive	36,321		2,496,342
Ford Motor	470,847		6,926,159
General Motors	163,500		5,333,370
Goodyear Tire & Rubber	33,434		810,440
Harley-Davidson	26,564		1,638,999
Johnson Controls	80,400		3,736,188
			22,413,649
Banks--5.5%
Bank of America	1,282,398		19,428,330
BB&T	87,820		3,099,168
Citigroup	368,535		17,302,718
Comerica	22,103		917,275
Fifth Third Bancorp	101,345		1,753,269
Hudson City Bancorp	53,430		479,267
Huntington Bancshares	103,229		1,034,355
JPMorgan Chase & Co.	456,399		24,818,978
KeyCorp	106,063		1,377,758
M&T Bank	15,632		1,768,917
People's United Financial	40,140	a	564,770
PNC Financial Services Group	64,280		5,434,231
Regions Financial	169,971		1,478,748
SunTrust Banks	65,004		2,497,454
U.S. Bancorp	218,692		9,165,382
Wells Fargo & Co.	576,501		29,931,932
Zions Bancorporation	24,579		588,913
			121,641,465
Capital Goods--7.3%
3M	78,180		12,688,614
Allegion	10,955		591,679
AMETEK	29,092		1,393,507
Boeing	80,905		11,761,160
Caterpillar	73,982		5,916,340
Cummins	20,792		2,899,652
Danaher	73,952		6,092,166
Deere & Co.	43,536	a	3,708,832
Dover	20,585		1,441,773
Eaton	57,823		3,648,053
Emerson Electric	84,681		4,821,736
Fastenal	32,500	a	1,443,000
Flowserve	17,248		939,844
Fluor	19,522		1,046,184
General Dynamics	38,559		5,136,444
General Electric	1,224,535		29,254,141
Honeywell International	95,451		9,331,290

Illinois Tool Works	44,322		4,125,935
Ingersoll-Rand	31,294		2,077,922
Jacobs Engineering Group	15,374	b	585,749
Joy Global	12,225		512,717
L-3 Communications Holdings	10,795		1,329,080
Lockheed Martin	32,624		6,145,383
Masco	43,033		1,068,940
Northrop Grumman	24,682		3,873,840
PACCAR	43,172		2,595,069
Pall	12,994		1,257,299
Parker Hannifin	17,856		2,079,510
Pentair	22,896		1,415,202
Precision Castparts	17,552		3,512,155
Quanta Services	25,342	b	671,056
Raytheon	38,058		3,807,703
Rockwell Automation	16,707		1,819,726
Rockwell Collins	16,285		1,394,322
Roper Industries	11,850		1,828,929
Snap-on	6,724		892,342
Stanley Black & Decker	19,250		1,802,763
Textron	32,737		1,393,287
United Rentals	12,165	b	1,007,870
United Technologies	103,204		11,845,755
W.W. Grainger	7,301		1,721,868
Xylem	21,424		730,558
			161,609,395
Commercial & Professional Services--.6%
ADT	21,372	a	735,197
Cintas	11,773		926,535
Dun & Bradstreet	4,590		528,355
Equifax	14,089		1,189,957
Nielsen	39,473		1,719,444
Pitney Bowes	24,561		588,973
Republic Services	32,432		1,286,902
Robert Half International	17,624		1,023,249
Stericycle	9,998	b	1,312,637
Tyco International	51,340		2,095,185
Waste Management	52,463		2,698,172
			14,104,606
Consumer Durables & Apparel--1.3%
Coach	33,829		1,258,101
D.R. Horton	40,174		985,066
Fossil Group	5,533	b	541,127
Garmin	14,773		773,514
Harman International Industries	8,480		1,099,262
Hasbro	13,924	a	764,706
Leggett & Platt	17,132	a	730,337
Lennar, Cl. A	21,241		953,933
Mattel	41,431		1,114,494
Michael Kors Holdings	24,778	b	1,754,035
Mohawk Industries	7,272	b	1,200,171
Newell Rubbermaid	33,222		1,224,895

NIKE, Cl. B	85,494		7,886,822
PulteGroup	41,191		848,123
PVH	9,730		1,072,830
Ralph Lauren	7,132		1,190,259
Under Armour, Cl. A	19,448	b	1,401,812
VF	41,904		2,906,880
Whirlpool	9,245		1,840,495
			29,546,862
Consumer Services--1.7%
Carnival	54,621		2,401,139
Chipotle Mexican Grill	3,748	b	2,660,480
Darden Restaurants	16,150		991,287
H&R Block	34,483		1,182,077
Marriott International, Cl. A	26,031		1,939,310
McDonald's	118,755		10,977,712
Royal Caribbean Cruises	20,224		1,527,923
Starbucks	90,641		7,933,807
Starwood Hotels & Resorts
Worldwide	21,914	c	1,577,151
Wyndham Worldwide	15,107		1,265,816
Wynn Resorts	9,581		1,417,509
Yum! Brands	53,472		3,864,956
			37,739,167
Diversified Financials--5.0%
Affiliated Managers Group	6,701	b	1,377,189
American Express	109,230		8,813,769
Ameriprise Financial	22,735		2,840,511
Bank of New York Mellon	138,313		4,979,268
Berkshire Hathaway, Cl. B	222,364	b	32,000,403
BlackRock	15,530		5,288,120
Capital One Financial	68,161		4,990,067
Charles Schwab	139,266		3,618,131
CME Group	37,922		3,234,747
Discover Financial Services	56,087		3,050,011
E*TRADE Financial	34,777	b	801,610
Franklin Resources	47,871		2,466,793
Goldman Sachs Group	49,741		8,575,846
Intercontinental Exchange	13,801		2,839,280
Invesco	53,438		1,962,778
Legg Mason	12,776		708,301
Leucadia National	37,680		854,206
McGraw-Hill Financial	32,865		2,939,446
Moody's	22,443		2,049,719
Morgan Stanley	185,630		6,276,150
NASDAQ OMX Group	15,561		709,582
Navient	51,680		1,020,163
Northern Trust	26,401		1,726,097
State Street	51,017		3,648,226
T. Rowe Price Group	31,864		2,508,334
			109,278,747
Energy--8.1%
Anadarko Petroleum	61,751		5,048,144

Apache	46,847		2,931,217
Baker Hughes	52,893		3,067,265
Cabot Oil & Gas	50,790		1,345,935
Cameron International	24,890	b	1,114,574
Chesapeake Energy	62,820		1,204,888
Chevron	230,723		23,656,029
Cimarex Energy	10,458		1,079,266
ConocoPhillips	150,094		9,452,920
CONSOL Energy	27,881		807,155
Denbury Resources	45,817	a	316,137
Devon Energy	46,516		2,803,519
Diamond Offshore Drilling	8,559	a	269,865
Ensco, Cl. A	27,677		776,063
EOG Resources	66,308		5,903,401
EQT	18,057		1,344,163
Exxon Mobil	516,477		45,150,419
FMC Technologies	27,871	b	1,044,605
Halliburton	102,820		4,111,772
Helmerich & Payne	12,786		761,534
Hess	31,077		2,097,387
Kinder Morgan	205,711		8,444,437
Marathon Oil	82,186		2,186,148
Marathon Petroleum	34,242		3,170,467
Murphy Oil	20,879		937,676
Nabors Industries	33,964		390,926
National Oilwell Varco	52,190		2,840,702
Newfield Exploration	15,933	b	474,485
Noble	30,672	a	497,500
Noble Energy	42,964		2,051,101
Occidental Petroleum	94,611		7,568,880
ONEOK	25,025		1,101,851
Phillips 66	67,837		4,770,298
Pioneer Natural Resources	18,147		2,731,668
QEP Resources	21,190		428,462
Range Resources	20,455		946,453
Schlumberger	157,301		12,960,029
Southwestern Energy	42,043	b	1,042,246
Spectra Energy	80,325		2,686,068
Tesoro	15,952		1,303,757
Transocean	40,288	a	656,694
Valero Energy	64,427		3,406,900
Williams	81,904		3,592,309
			178,475,315
Food & Staples Retailing--2.5%
Costco Wholesale	53,131		7,597,202
CVS Health	139,858		13,728,461
Kroger	59,449		4,104,953
Sysco	71,212		2,789,374
Wal-Mart Stores	192,590		16,366,298
Walgreens Boots Alliance	106,515		7,855,481
Whole Foods Market	44,708		2,329,063
			54,770,832

Food, Beverage & Tobacco--5.3%
Altria Group	240,665		12,779,311
Archer-Daniels-Midland	78,541		3,662,367
Brown-Forman, Cl. B	19,503		1,733,232
Campbell Soup	20,527		938,905
Coca-Cola	480,707		19,790,707
Coca-Cola Enterprises	27,464		1,156,234
ConAgra Foods	51,090		1,810,119
Constellation Brands, Cl. A	19,928	b	2,201,048
Dr. Pepper Snapple Group	23,954		1,850,926
General Mills	74,672		3,918,787
Hershey	17,778		1,817,089
Hormel Foods	16,236		831,608
J.M. Smucker	12,602		1,299,896
Kellogg	30,920		2,027,734
Keurig Green Mountain	14,804		1,814,378
Kraft Foods Group	72,039		4,707,028
Lorillard	43,888		2,879,492
McCormick & Co.	15,817		1,129,176
Mead Johnson Nutrition	24,359		2,399,118
Molson Coors Brewing, Cl. B	18,730		1,422,169
Mondelez International, Cl. A	205,878		7,255,141
Monster Beverage	17,432	b	2,038,672
PepsiCo	182,855		17,148,142
Philip Morris International	189,561		15,210,375
Reynolds American	37,715		2,562,734
Tyson Foods, Cl. A	35,508		1,386,232
			115,770,620
Health Care Equipment & Services--4.8%
Abbott Laboratories	182,536		8,170,311
Aetna	43,413		3,986,182
AmerisourceBergen	25,912		2,462,936
Anthem	33,303		4,494,573
Baxter International	65,490		4,604,602
Becton Dickinson & Co.	23,124		3,192,962
Boston Scientific	158,862	b	2,352,746
C.R. Bard	9,356		1,600,157
Cardinal Health	40,980		3,409,126
CareFusion	24,677	b	1,463,346
Cerner	36,810	b	2,442,343
Cigna	32,051		3,424,008
DaVita HealthCare Partners	21,533	b	1,616,267
DENTSPLY International	17,262		863,532
Edwards Lifesciences	13,019	b	1,631,932
Express Scripts Holding	89,583	b	7,230,244
HCA Holdings	36,964	b	2,617,051
Humana	18,670		2,734,035
Intuitive Surgical	4,370	b	2,160,878
Laboratory Corporation of America
Holdings	10,831	b	1,243,182
McKesson	27,979		5,949,734
Medtronic	172,805		12,338,260

Patterson	10,466		524,242
Quest Diagnostics	17,512		1,244,578
St. Jude Medical	35,093		2,311,576
Stryker	36,438		3,317,680
Tenet Healthcare	12,477	b	527,528
UnitedHealth Group	117,114		12,443,363
Universal Health Services, Cl. B	10,961		1,123,831
Varian Medical Systems	12,265	b	1,135,248
Zimmer Holdings	20,710		2,321,591
			104,938,044
Household & Personal Products--2.0%
Avon Products	52,005		402,519
Clorox	15,788		1,684,737
Colgate-Palmolive	104,201		7,035,652
Estee Lauder, Cl. A	27,424		1,935,860
Kimberly-Clark	45,756		4,939,818
Procter & Gamble	329,503		27,773,808
			43,772,394
Insurance--2.6%
ACE	40,600		4,383,176
Aflac	55,156		3,148,304
Allstate	51,277		3,578,622
American International Group	170,911		8,352,421
Aon	35,267		3,175,793
Assurant	9,376		595,470
Chubb	28,835		2,822,946
Cincinnati Financial	17,638		890,895
Genworth Financial, Cl. A	59,215	b	413,321
Hartford Financial Services Group	52,780		2,053,142
Lincoln National	32,541		1,626,399
Loews	37,488		1,434,291
Marsh & McLennan	66,637		3,583,071
MetLife	138,509		6,440,669
Principal Financial Group	32,764		1,537,615
Progressive	67,356		1,747,888
Prudential Financial	55,586		4,217,866
Torchmark	16,147		808,480
Travelers	40,474		4,161,537
Unum Group	31,687		984,198
XL Group	33,092		1,141,343
			57,097,447
Materials--3.1%
Air Products & Chemicals	23,356		3,400,867
Airgas	7,984		899,318
Alcoa	142,121		2,224,194
Allegheny Technologies	12,769		364,299
Avery Dennison	11,791		616,315
Ball	17,057		1,080,220
CF Industries Holdings	6,039		1,844,190
Dow Chemical	136,566		6,167,321
E.I. du Pont de Nemours & Co.	110,595		7,875,470
Eastman Chemical	18,603		1,318,767

Ecolab	32,604		3,383,317
FMC	16,818		967,035
Freeport-McMoRan	124,300		2,089,483
International Flavors & Fragrances	9,529		1,011,122
International Paper	51,863		2,731,106
LyondellBasell Industries, Cl. A	50,747		4,013,580
Martin Marietta Materials	7,368		793,828
MeadWestvaco	20,842		1,047,936
Monsanto	58,761		6,932,623
Mosaic	39,346		1,915,757
Newmont Mining	59,668		1,500,650
Nucor	38,021		1,659,617
Owens-Illinois	19,836	b	463,171
PPG Industries	16,766		3,736,806
Praxair	35,529		4,284,442
Sealed Air	25,696		1,040,688
Sherwin-Williams	9,985		2,708,631
Sigma-Aldrich	14,158		1,947,008
Vulcan Materials	15,494		1,092,482
			69,110,243
Media--3.3%
Cablevision Systems (NY Group),
Cl. A	25,599		484,333
CBS, Cl. B	58,247		3,192,518
Comcast, Cl. A	314,416		16,709,638
DIRECTV	60,898	b	5,193,381
Discovery Communications, Cl. A	18,297	b	530,339
Discovery Communications, Cl. C	33,092	b	922,605
Gannett	26,946		835,595
Interpublic Group of Companies	49,888		994,767
News Corp., Cl. A	59,860	b	891,315
Omnicom Group	30,346		2,209,189
Scripps Networks Interactive, Cl.
A	13,102		931,421
Time Warner	102,378		7,978,318
Time Warner Cable	33,927		4,618,483
Twenty-First Century Fox, Cl. A	226,321		7,504,804
Viacom, Cl. B	45,143		2,908,112
Walt Disney	190,362		17,315,328
			73,220,146
Pharmaceuticals, Biotech & Life Sciences--10.0%
AbbVie	194,280		11,724,798
Actavis	32,087	b	8,552,469
Agilent Technologies	39,802		1,503,321
Alexion Pharmaceuticals	23,906	b	4,380,535
Allergan	36,099		7,915,067
Amgen	92,752		14,122,419
Biogen Idec	28,772	b	11,196,911
Bristol-Myers Squibb	202,270		12,190,813
Celgene	97,296	b	11,593,791
Eli Lilly & Co.	119,626		8,613,072
Endo International	18,722	b	1,490,458

Gilead Sciences	183,490	b	19,235,257
Hospira	20,622	b	1,308,053
Johnson & Johnson	341,409		34,188,697
Mallinckrodt	13,724	b	1,454,607
Merck & Co.	347,852		20,968,519
Mylan	45,128	b	2,398,553
PerkinElmer	13,649		623,896
Perrigo Company	17,154		2,602,948
Pfizer	769,324		24,041,375
Regeneron Pharmaceuticals	8,979	b	3,741,190
Thermo Fisher Scientific	48,400		6,060,164
Vertex Pharmaceuticals	29,323	b	3,229,635
Waters	10,687	b	1,272,287
Zoetis	60,111		2,568,543
			216,977,378
Real Estate--2.6%
American Tower	48,009	c	4,654,472
Apartment Investment & Management,
Cl. A	17,572	c	700,420
AvalonBay Communities	15,904	c	2,751,233
Boston Properties	18,664	c	2,590,563
CBRE Group, Cl. A	33,384	b	1,079,638
Crown Castle International	40,492		3,502,963
Equity Residential	43,854	c	3,403,509
Essex Property Trust	7,793	c	1,761,608
General Growth Properties	76,007	c	2,293,891
HCP	55,990	c	2,647,767
Health Care	39,297	c	3,220,389
Host Hotels & Resorts	92,323	c	2,113,273
Iron Mountain	21,839		870,066
Kimco Realty	50,145	c	1,386,509
Macerich	16,460	c	1,415,725
Plum Creek Timber	21,262	c	946,584
Prologis	59,765	c	2,697,792
Public Storage	17,582	c	3,531,169
Simon Property Group	37,961	c	7,541,332
Urban Edge Properties	1	b	12
Ventas	39,002	c	3,112,750
Vornado Realty Trust	21,047	c	2,324,431
Weyerhaeuser	64,136	c	2,299,276
			56,845,372
Retailing--4.5%
Amazon.com	46,296	b	16,413,321
AutoNation	9,469	b	564,542
AutoZone	3,960	b	2,363,962
Bed Bath & Beyond	22,765	b	1,702,139
Best Buy	35,176		1,238,195
CarMax	26,534	b	1,647,761
Dollar General	36,224	b	2,429,181
Dollar Tree	25,040	b	1,780,344
Expedia	12,069		1,037,089
Family Dollar Stores	11,700		890,370

GameStop, Cl. A	14,051	a	495,298
Gap	31,731		1,307,000
Genuine Parts	18,473		1,716,881
Home Depot	160,917		16,802,953
Kohl's	24,568		1,467,201
L Brands	29,444		2,491,846
Lowe's	118,735		8,045,484
Macy's	42,242		2,698,419
Netflix	7,230	b	3,194,214
Nordstrom	17,361		1,322,908
O'Reilly Automotive	12,411	b	2,325,325
PetSmart	12,936		1,056,936
Priceline Group	6,361	b	6,421,302
Ross Stores	26,020		2,386,294
Staples	78,344		1,335,765
Target	77,658		5,716,405
The TJX Companies	84,091		5,544,961
Tiffany & Co.	13,258		1,148,673
Tractor Supply	16,783		1,362,276
TripAdvisor	13,174	b	882,790
Urban Outfitters	12,369	b	431,183
			98,221,018
Semiconductors & Semiconductor Equipment--2.3%
Altera	38,597		1,270,806
Analog Devices	37,419		1,949,717
Applied Materials	146,361		3,342,885
Avago Technologies	30,833		3,172,099
Broadcom, Cl. A	66,044		2,802,577
First Solar	9,106	b	385,366
Intel	590,493		19,509,889
KLA-Tencor	19,367		1,190,489
Lam Research	19,556		1,494,861
Linear Technology	28,004		1,258,500
Microchip Technology	23,673	a	1,067,652
Micron Technology	129,846	b	3,799,943
NVIDIA	62,652		1,203,232
Texas Instruments	129,564		6,925,196
Xilinx	32,269		1,244,777
			50,617,989
Software & Services--10.0%
Accenture, Cl. A	76,476		6,426,278
Adobe Systems	57,316	b	4,019,571
Akamai Technologies	22,021	b	1,280,631
Alliance Data Systems	7,785	b	2,248,541
Autodesk	27,061	b	1,461,429
Automatic Data Processing	58,433		4,822,475
CA	38,723		1,173,307
Citrix Systems	20,085	b	1,190,237
Cognizant Technology Solutions,
Cl. A	73,404	b	3,973,359
Computer Sciences	17,669		1,072,155
eBay	137,096	b	7,266,088

Electronic Arts	38,329	b	2,102,729
Facebook, Cl. A	254,954	b	19,353,558
Fidelity National Information
Services	34,790		2,171,940
Fiserv	29,835	b	2,163,933
Google, Cl. A	34,756	b	18,683,088
Google, Cl. C	34,725	b	18,561,207
International Business Machines	112,667		17,272,978
Intuit	34,290		2,977,058
MasterCard, Cl. A	119,508		9,803,241
Microsoft	1,005,128		40,607,171
Oracle	395,375		16,562,259
Paychex	39,138		1,771,386
Red Hat	23,348	b	1,489,369
salesforce.com	71,545	b	4,038,715
Symantec	83,597		2,070,698
Teradata	18,793	b	837,416
Total System Services	19,944		705,419
VeriSign	13,746	a,b	748,882
Visa, Cl. A	59,777		15,237,755
Western Union	64,084		1,089,428
Xerox	133,019		1,751,860
Yahoo!	107,917	b	4,747,269
			219,681,430
Technology Hardware & Equipment--6.8%
Amphenol, Cl. A	38,361		2,060,369
Apple	716,103		83,898,627
Cisco Systems	623,539		16,439,606
Corning	157,987		3,755,351
EMC	248,294		6,438,263
F5 Networks	9,483	b	1,058,492
FLIR Systems	17,623		532,215
Harris	13,667		917,466
Hewlett-Packard	227,210		8,209,097
Juniper Networks	49,039		1,114,656
Motorola Solutions	25,954		1,619,789
NetApp	38,180		1,443,204
QUALCOMM	203,356		12,701,616
SanDisk	27,179		2,063,158
Seagate Technology	39,711		2,241,289
TE Connectivity	49,534		3,288,562
Western Digital	26,674		2,593,513
			150,375,273
Telecommunication Services--2.2%
AT&T	632,509	a	20,822,196
CenturyLink	69,982		2,601,231
Frontier Communications	115,996		778,913
Level 3 Communications	33,716	b	1,677,034
Verizon Communications	506,010		23,129,717
Windstream Holdings	67,916	a	539,932
			49,549,023
Transportation--2.1%

C.H. Robinson Worldwide	17,897		1,274,624
CSX	121,355		4,041,121
Delta Air Lines	101,532		4,803,479
Expeditors International of
Washington	24,572		1,073,305
FedEx	32,253		5,454,305
Kansas City Southern	13,185		1,451,537
Norfolk Southern	37,181		3,791,347
Ryder System	6,232		515,947
Southwest Airlines	84,166		3,802,620
Union Pacific	108,909		12,765,224
United Parcel Service, Cl. B	85,077		8,409,011
			47,382,520
Utilities--3.3%
AES	76,433		934,011
AGL Resources	13,524		762,483
Ameren	28,175		1,275,764
American Electric Power	59,648		3,746,491
CenterPoint Energy	51,918		1,198,787
CMS Energy	31,928		1,204,643
Consolidated Edison	35,705		2,473,642
Dominion Resources	71,192		5,473,953
DTE Energy	21,574		1,934,325
Duke Energy	85,800		7,476,612
Edison International	39,052		2,661,394
Entergy	21,760		1,904,218
Exelon	103,618		3,734,393
FirstEnergy	50,367		2,031,301
Integrys Energy Group	9,258		750,824
NextEra Energy	52,619		5,748,100
NiSource	37,161		1,607,585
Northeast Utilities	38,327		2,130,215
NRG Energy	40,899		1,008,569
Pepco Holdings	30,437		835,496
PG&E	57,920		3,406,275
Pinnacle West Capital	12,705		891,637
PPL	80,560		2,859,880
Public Service Enterprise Group	60,614		2,587,006
SCANA	16,752		1,068,275
Sempra Energy	28,033		3,137,453
Southern	109,713		5,564,643
TECO Energy	25,984		554,239
Wisconsin Energy	27,503		1,533,842
Xcel Energy	60,897		2,285,464
			72,781,520
Total Common Stocks
(cost $1,262,229,884)			2,155,920,455
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 3/12/15	175,000	[d]	174,999
0.06%, 6/4/15	1,865,000	[d]	1,864,890

Total Short-Term Investments
(cost $2,039,599)		2,039,889

Other Investment--1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,270,477)	41,270,477 [e]	41,270,477
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,752,155)	3,752,155 [e]	3,752,155
Total Investments (cost $1,309,292,115)	100.1%	2,202,982,976
Liabilities, Less Cash and Receivables	(.1%)	(1,300,474)
Net Assets	100.0%	2,201,682,502

a	Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was
$22,102,421 and the value of the collateral held by the fund was $22,649,702, consisting of cash collateral of
$3,752,155 and U.S. Government & Agency securities valued at $18,897,547.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $893,690,861 of which $931,649,774 related to appreciated investment securities and $37,958,913 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	10.0
Software & Services	10.0
Energy	8.1
Capital Goods	7.3
Technology Hardware & Equipment	6.8
Banks	5.5
Food, Beverage & Tobacco	5.3
Diversified Financials	5.0
Health Care Equipment & Services	4.8
Retailing	4.5
Media	3.3
Utilities	3.3
Materials	3.1
Insurance	2.6
Real Estate	2.6
Food & Staples Retailing	2.5
Semiconductors & Semiconductor Equipment	2.3
Short-Term/Money Market Investments	2.2
Telecommunication Services	2.2

Transportation	2.1
Household & Personal Products	2.0
Consumer Services	1.7
Consumer Durables & Apparel	1.3
Automobiles & Components	1.0
Commercial & Professional Services	.6
100.1
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015	($)
Financial Futures Long
Standard & Poor's 500 E-mini	451	44,838,420	March 2015	(1,038,190)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,150,218,258	-	-	2,150,218,258
Equity Securities - Foreign Common Stocks+	5,702,197	-	-	5,702,197
Mutual Funds	45,022,632	-	-	45,022,632
U.S. Treasury	-	2,039,889	-	2,039,889
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,038,190)	-	-	(1,038,190)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.3%
Ally Auto Receivables Trust,
Ser. 2012-3, Cl. A4	1.06	2/15/17	500,000		501,492
AmeriCredit Automobile Receivables
Trust, Ser. 2013-5, Cl. A3	0.90	9/10/18	1,000,000		1,000,971
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. A3	0.94	2/8/19	1,170,000		1,168,030
Carmax Auto Owner Trust,
Ser. 2013-2, Cl. A4	0.84	11/15/18	650,000		647,994
Fifth Third Auto Trust,
Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000		803,676
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	400,000		401,271
Mercedes-Benz Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.59	2/15/16	431,486		431,508
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. A3	0.81	7/16/18	1,370,000		1,369,500
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	1,000,000		1,000,839
					7,325,281
Asset-Backed Ctfs./Credit Cards--.3%
American Express Credit Account
Master, Ser. 2014-3, Cl. A	1.49	4/15/20	1,050,000		1,059,635
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		631,782
Chase Issuance Trust,
Ser. 2012-A8, Cl. A8	0.54	10/16/17	1,250,000		1,250,569
Citibank Credit Card Issuance
Trust, Ser. 2013-A3, Cl. A3	1.11	7/23/18	1,000,000		1,005,284
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	3,000,000		3,345,219
					7,292,489
Commercial Mortgage Pass-Through Ctfs.--1.7%
Banc of America Commercial
Mortgage Trust, Ser. 2007-1,
Cl. A4	5.45	1/15/49	941,372		1,009,815
Banc of America Commercial
Mortgage Trust, Ser. 2007-4,
Cl. A4	5.75	2/10/51	233,014	a	254,910
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR9, Cl. A4A	4.87	9/11/42	681,625		688,544
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PW10, Cl. A4	5.41	12/11/40	150,622	a	154,324
Bear Stearns Commercial Mortgage
Securities Trust,

Ser. 2006-PW12, Cl. A4	5.70	9/11/38	817,334	a	853,126
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2006-PW14,
Cl. A4	5.20	12/11/38	1,000,000		1,060,573
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,297,058
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,081,493
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.77	3/15/49	196,551	a	205,063
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.15	12/10/49	1,017,631	a	1,119,138
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.30	1/15/46	84,405	a	86,644
COBALT CMBS Commercial Mortgage
Trust, Ser. 2007-C3, Cl. A4	5.77	5/15/46	886,956	a	966,294
Commercial Mortgage Trust,
Ser. 2014-LC15, Cl. A2	2.84	4/10/47	2,000,000		2,081,491
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		1,031,801
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,338,307
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	a	864,664
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	5.81	6/15/38	1,404,852	a	1,462,802
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		546,995
GS Mortgage Securities Trust,
Ser. 2007-GG10, Cl. A4	5.80	8/10/45	902,576	a	981,605
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	508,709	a	512,681
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	60,020		64,170
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	336,692		358,516
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	433,405	a	442,852
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,087,583
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		559,472
JPMorgan Chase Commercial Mortgage
Securities Trust,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,027,983
LB-UBS Commercial Mortgage Trust,

Ser. 2007-C2, Cl. A3	5.43	2/15/40	980,564		1,051,415
Merrill Lynch Mortgage Trust,
Ser. 2006-C2, Cl. A4	5.74	8/12/43	888,754	a	938,000
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.82	6/12/50	1,000,000	a	1,080,773
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000	a	1,299,764
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.87	6/12/46	964,524	a	1,010,546
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	728,142		727,269
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	59,547		59,954
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,048,580
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,400,963
Morgan Stanley Capital I Trust,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	412,644	a	430,913
Morgan Stanley Capital I Trust,
Ser. 2007-T25, Cl. A3	5.51	11/12/49	978,104	a	1,044,218
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		533,246
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		513,885
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		523,418
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,487,474
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	2,919,731	a	3,058,720
WF-RBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A1	2.30	6/15/45	1,038,692		1,057,056
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,565,779
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,049,745
					41,019,622
Consumer Discretionary--2.8%
21st Century Fox America,
Gtd. Notes	3.70	9/15/24	750,000	b	805,294
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		335,634
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		510,539
21st Century Fox America,
Gtd. Notes	7.75	12/1/45	100,000		162,768
21st Century Fox America,

Gtd. Notes	8.25	8/10/18	150,000		183,115
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	750,000	c	764,030
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,027,923
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		339,694
Autozone,
Sr. Unscd. Notes	1.30	1/13/17	1,000,000		1,005,078
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000		1,052,280
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		322,521
CBS,
Gtd. Notes	3.50	1/15/25	500,000		513,917
CBS,
Gtd. Notes	4.90	8/15/44	950,000		1,049,789
CBS,
Gtd. Notes	5.50	5/15/33	250,000		295,212
CBS,
Gtd. Notes	7.88	7/30/30	300,000		431,876
CDK Global,
Sr. Unscd. Notes	3.30	10/15/19	1,000,000	c	1,021,210
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	1,500,000		1,550,095
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		309,613
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		562,446
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		605,609
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,169,347
Comcast,
Gtd. Notes	6.45	3/15/37	1,150,000		1,621,321
Comcast,
Gtd. Bonds	6.50	1/15/17	1,000,000		1,108,360
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		451,421
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		549,100
CVS Health,
Sr. Unscd. Notes	2.25	8/12/19	1,000,000		1,022,287
CVS Health,
Sr. Unscd. Notes	5.75	6/1/17	30,000		33,226
CVS Health,
Sr. Unscd. Notes	6.13	9/15/39	1,000,000		1,378,378
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		322,274
DirecTV Holdings/Financing,
Gtd. Notes	3.50	3/1/16	1,500,000		1,541,539
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000		949,592

Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		896,920
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000		989,315
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	1,000,000		1,126,297
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000		798,960
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000		775,048
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	1,050,000		1,105,729
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	300,000		395,238
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000		887,472
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		535,241
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000		554,190
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	1,500,000	b	1,572,143
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000		551,818
Macy's Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000		542,570
Marriott International,
Sr. Unscd. Notes, Ser. N	3.13	10/15/21	1,000,000		1,037,697
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000		503,807
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,177,509
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000		1,736,576
Newell Rubbermaid,
Sr. Unscd. Notes	2.88	12/1/19	500,000		510,884
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000		303,305
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000		320,704
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		565,407
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		529,056
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	1,100,000		1,104,176
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000		416,274
QVC,
Sr. Scd. Notes	5.45	8/15/34	500,000		510,688
Signet UK Finance,
Gtd. Notes	4.70	6/15/24	500,000		518,989
Starbucks,

Sr. Unscd. Bonds	6.25	8/15/17	750,000	844,898
Sysco,
Gtd. Notes	2.35	10/2/19	1,250,000	1,279,721
Target,
Sr. Unscd. Notes	2.30	6/26/19	1,000,000	1,031,245
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	439,347
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000	344,575
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	920,466
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000	1,687,100
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,596,814
Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000	535,393
Time Warner Cable,
Gtd. Notes	6.55	5/1/37	350,000	461,378
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	696,055
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000	1,239,050
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	430,316
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	655,000	671,966
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	1,250,000	1,219,205
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	309,624
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	11/17/17	300,000	302,974
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.30	11/18/21	400,000	415,784
Walgreens Boots Alliance,
Sr. Unscd. Notes	4.50	11/18/34	400,000	437,408
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	3,100,000	3,397,777
Wal-Mart Stores,
Sr. Unscd. Bonds	4.30	4/22/44	1,000,000	1,155,962
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	767,392
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	923,785
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000	555,460
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	227,346
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000	792,232
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	504,427

Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000		511,029
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000		507,828
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000		828,851
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000		308,382
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	168,000		228,001
					68,533,292
Consumer Staples--1.1%
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000		1,017,865
Altria Group,
Gtd. Notes	9.70	11/10/18	1,210,000		1,546,731
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000		162,451
Anheuser-Busch Inbev Finance,
Gtd. Notes	1.13	1/27/17	1,000,000		1,007,948
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000		502,159
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000	b	1,082,306
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	700,000		730,066
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	1,000,000		1,158,907
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000		146,068
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000		2,162,954
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000		408,387
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		500,681
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	210,000		211,659
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	198,000		215,486
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000		459,885
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000		805,833
Diageo Investment,
Gtd. Notes	4.25	5/11/42	500,000		552,383
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		232,708
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000		1,419,197
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		435,838
Kellogg,

Sr. Unscd. Notes, Ser. B	7.45	4/1/31	340,000		459,924
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	500,000		529,419
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000		498,683
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000		514,442
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	400,000		453,785
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,133,126
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000		1,087,284
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		347,900
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,153,718
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		590,438
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,226,549
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		724,161
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		864,524
Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000		724,751
Sysco,
Gtd. Notes	5.38	9/21/35	350,000		448,330
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	500,000	b	604,512
					26,121,058
Energy--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	b	1,016,637
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000		374,445
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		191,844
Apache,
Sr. Unscd. Notes	4.75	4/15/43	1,000,000		1,010,650
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		444,265
BP Capital Markets,
Gtd. Notes	1.85	5/5/17	1,250,000		1,265,929
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000		782,560
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	1,000,000		1,026,124
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000		1,234,847
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		250,203

Cameron International,
Sr. Unscd. Notes	1.40	6/15/17	500,000		499,996
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000		183,458
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	500,000	b	496,136
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		485,868
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000	b	980,190
Chevron,
Sr. Unscd. Notes	0.89	6/24/16	500,000		502,930
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000		1,015,347
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000		427,559
CNOOC Finance 2013,
Gtd. Notes	1.13	5/9/16	500,000		499,060
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		490,177
ConocoPhillips,
Gtd. Notes	2.40	12/15/22	1,000,000		994,335
ConocoPhillips,
Gtd. Notes	4.15	11/15/34	750,000		818,393
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,383,220
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		173,096
Continental Resources,
Gtd. Notes	3.80	6/1/24	500,000	b	452,919
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000		473,821
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		772,143
Devon Financing,
Gtd. Notes	7.88	9/30/31	275,000		391,433
Enable Midstream Partners,
Gtd. Notes	5.00	5/15/44	500,000	c	501,451
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		767,246
Encana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		730,371
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000		1,005,102
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		542,752
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		524,943
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		614,635
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		792,997
Enterprise Products Operating,

Gtd. Bonds, Ser. L	6.30	9/15/17	1,000,000		1,118,050
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,422,119
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		234,382
Hess,
Sr. Unscd. Bonds	8.13	2/15/19	1,200,000		1,433,520
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		742,697
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000		494,527
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	1,000,000		1,035,988
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000		303,564
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000		423,370
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,000,000		1,052,010
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		556,286
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000		661,244
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000		492,886
Nabors Industries,
Gtd. Notes	2.35	9/15/16	450,000		446,609
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000		150,825
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000		565,013
Noble Holding International,
Gtd. Notes	3.95	3/15/22	1,000,000	b	856,291
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,867,724
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000		510,339
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000		581,277
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		69,303
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000		518,375
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000		428,145
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000		392,500
Petrobras Global Finance,
Gtd. Notes	7.25	3/17/44	500,000		433,745
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000		2,258,600
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000		602,181

Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000		610,302
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	1,000,000		1,020,474
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000		780,777
Plains All American Pipeline,
Gtd. Notes	6.13	1/15/17	525,000		571,260
Pride International,
Gtd. Notes	6.88	8/15/20	1,000,000		1,132,552
Shell International Finance,
Gtd. Notes	4.30	9/22/19	1,600,000		1,790,910
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		725,984
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	500,000		512,070
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000		277,176
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000		516,986
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000		1,001,008
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000		1,841,293
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000		1,237,579
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000		198,014
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000		200,581
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000		210,287
Tennessee Gas Pipeline,
Gtd. Debs.	7.00	10/15/28	390,000		488,872
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000		91,609
Total Capital,
Gtd. Notes	2.13	8/10/18	1,500,000		1,531,644
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000		1,574,293
Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000		519,263
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	b	371,909
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000		525,203
TransCanada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000		242,703
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000		94,747
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000		962,866
Transocean,

Gtd. Notes	7.50	4/15/31	875,000		708,875
Valero Energy,
Gtd. Notes	6.63	6/15/37	615,000		745,707
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000		218,843
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000		817,474
Williams Companies,
Sr. Unscd. Notes	4.55	6/24/24	500,000		464,996
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	1,000,000		1,049,158
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000		906,762
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000		982,831
					68,693,660
Financial--8.2%
Abbey National Treasury Service,
Gtd. Notes	3.05	8/23/18	800,000		840,111
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		636,000
Air Lease,
Sr. Unscd. Notes	2.13	1/15/18	500,000		499,375
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000	b	357,875
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000		102,634
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	1,000,000		1,010,178
Allstate,
Sub. Notes	5.75	8/15/53	300,000	a	319,500
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000		1,753,208
American Express,
Sub. Notes	3.63	12/5/24	1,000,000		1,046,055
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		783,553
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000		582,007
American Express Credit,
Sr. Unscd. Notes	1.55	9/22/17	500,000		504,470
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		763,097
American Honda Finance,
Sr. Unscd. Notes	1.13	10/7/16	400,000		402,925
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,609,674
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000		644,906
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000		1,128,869
American International Group,
Sr. Unscd. Notes	6.25	5/1/36	750,000		1,005,467

American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000		599,073
AON,
Gtd. Notes	4.60	6/14/44	1,000,000		1,115,443
Australia & New Zealand Banking
Group of New York, Sr. Unscd.
Bonds	1.25	6/13/17	1,000,000		1,003,477
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000		822,976
AXA,
Sub. Bonds	8.60	12/15/30	165,000		225,225
Bank of America,
Sr. Unscd. Notes	1.13	11/14/16	250,000		250,570
Bank of America,
Sr. Unscd. Notes	1.25	2/14/17	1,500,000		1,501,044
Bank of America,
Sr. Unscd. Notes, Ser. L	1.35	11/21/16	250,000		250,486
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000		408,660
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		1,022,843
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000		1,085,035
Bank of America,
Sub. Notes	4.20	8/26/24	800,000		831,653
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000		594,889
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		616,380
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000		929,387
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000		1,078,453
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,859,634
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		258,633
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000		1,029,419
Bank of Nova Scotia,
Sr. Unscd. Notes	1.10	12/13/16	750,000	b	753,377
Bank of Nova Scotia,
Sr. Unscd. Notes	1.30	7/21/17	1,000,000	b	1,003,995
Bank of Nova Scotia,
Sr. Unscd. Notes	1.38	7/15/16	1,000,000		1,009,483
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000		1,558,727
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000		1,024,182
BB&T,
Sub. Notes	4.90	6/30/17	150,000		162,151
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000		538,588

Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	2,051,267
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	1,000,000	1,028,101
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	931,809
Blackrock,
Sr. Unscd. Notes	3.50	3/18/24	500,000	534,039
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	576,332
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,621,078
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,000,000	1,171,953
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000	1,025,020
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	217,496
Branch Banking & Trust,
Sr. Unscd. Notes	1.35	10/1/17	500,000	502,043
Branch Banking & Trust,
Sr. Unscd. Notes	1.45	10/3/16	750,000	757,600
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	500,000	510,101
Capital One Bank USA,
Sr. Unscd. Notes	1.15	11/21/16	500,000	500,219
Capital One Bank USA,
Sr. Unscd. Notes	1.20	2/13/17	750,000	747,385
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	1,000,000	1,014,340
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000	824,850
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	749,581
Citigroup,
Sr. Unscd. Bonds	1.30	11/15/16	400,000	400,806
Citigroup,
Sr. Unscd. Notes	1.70	7/25/16	1,000,000	1,009,119
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	400,000	426,536
Citigroup,
Sub. Notes	4.05	7/30/22	1,750,000	1,844,236
Citigroup,
Sr. Unscd. Notes	4.95	11/7/43	1,500,000	1,776,415
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	300,000	346,903
Citigroup,
Sub. Notes	5.50	9/13/25	500,000	566,866
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,135,000	2,398,181
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	705,737
Citigroup,

Sr. Unscd. Notes	6.63	1/15/28	100,000		130,542
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000		958,722
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	1,000,000		1,018,859
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000		108,037
Comerica,
Sub. Notes	3.80	7/22/26	1,000,000		1,039,204
Commonwealth Bank of Australia,
Sr. Unscd. Bonds	1.40	9/8/17	500,000		501,842
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000		669,658
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000		525,902
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,109,606
Credit Suisse,
Sub. Notes	6.00	2/15/18	1,000,000		1,116,651
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000		1,007,741
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	750,000	b	770,695
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000		941,705
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000		503,801
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000		864,796
Duke Realty,
Sr. Unscd. Notes	3.75	12/1/24	750,000		789,182
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000		1,016,862
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000		101,211
Federal Realty Investment,
Sr. Unscd. Notes	4.50	12/1/44	750,000		850,855
Fidelity National Information
Services, Gtd. Notes	2.00	4/15/18	500,000		502,736
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000		1,058,173
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000		528,015
First Republic Bank,
Sr. Unscd. Notes	2.38	6/17/19	500,000		510,842
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000		509,626
Fiserv,
Gtd. Notes	4.63	10/1/20	400,000		440,000
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000		508,761
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000		1,380,700

Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	971,000	1,220,761
General Electric Capital,
Sr. Unscd. Notes	1.25	5/15/17	2,225,000	2,239,678
General Electric Capital,
Sr. Unscd. Bonds	2.20	1/9/20	500,000	509,913
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	1,000,000	1,029,829
General Electric Capital,
Sr. Unscd. Notes	3.10	1/9/23	1,000,000	1,036,737
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	1,000,000	1,044,595
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	1,400,000	1,608,862
General Electric Capital,
Sr. Unscd. Notes	5.55	5/4/20	500,000	589,630
General Electric Capital,
Sr. Unscd. Bonds	5.63	9/15/17	1,000,000	1,112,558
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,511,630
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	1,000,000	1,328,637
General Electric Capital,
Sr. Unscd. Notes	6.75	3/15/32	2,000,000	2,828,096
Goldman Sachs Group,
Sr. Unscd. Bonds	2.55	10/23/19	1,000,000	1,014,855
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	506,842
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,044,384
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,145,382
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	1,000,000	1,076,152
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	1,000,000	1,120,681
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	611,973
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	768,775
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	211,814
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	1,000,000	1,333,864
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000	1,973,542
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,206,075
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	805,214
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	435,356
Health Care REIT,

Sr. Unscd. Notes	2.25	3/15/18	750,000	760,907
Health Care REIT,
Sr. Unscd. Notes	4.95	1/15/21	600,000	676,293
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	586,021
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	535,696
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,733,109
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,792,483
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	739,128
Industrial & Commercial Bank of
China, Sr. Unscd. Notes	2.35	11/13/17	500,000	502,173
Intercontinental Exchange Group,
Gtd. Notes	4.00	10/15/23	350,000	384,350
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	458,130
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	272,459
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	517,508
Jefferies Group,
Sr. Unscd. Notes	6.45	6/8/27	35,000	37,470
John Deere Capital,
Sr. Unscd. Notes	1.35	1/16/18	400,000	402,747
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	2,006,769
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,545,439
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	1,024,480
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000	1,033,666
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	2/1/44	1,150,000	1,358,678
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	561,502
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,760,592
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	898,244
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000	166,878
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	136,720
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	253,041
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	259,591
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	270,018

Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000		492,590
Leucadia National,
Sr. Unscd. Notes	6.63	10/23/43	400,000		411,945
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000		530,264
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	575,000		749,872
Lloyds Bank,
Gtd. Notes	2.35	9/5/19	500,000		510,135
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000		244,884
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		356,514
MasterCard,
Sr. Unscd. Notes	2.00	4/1/19	500,000		513,375
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000		608,912
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		3,043,701
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		175,998
MetLife,
Sr. Unscd. Notes	1.90	12/15/17	1,000,000	a	1,009,406
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000	b	267,250
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000		983,662
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		434,515
Morgan Stanley,
Sr. Unscd. Notes	1.75	2/25/16	500,000		503,566
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000		528,329
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000		1,035,954
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,184,220
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000		1,144,811
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	875,000		938,983
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000		956,641
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,200,000		1,372,272
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		423,647
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,566,893
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000		513,994
Nasdaq OMX Group,

Sr. Unscd. Notes	4.25	6/1/24	500,000		528,359
National City,
Sub. Notes	6.88	5/15/19	600,000		714,604
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		528,918
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000		1,235,836
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	700,000		844,971
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000		921,357
Omega Healthcare Investors,
Gtd. Notes	4.50	1/15/25	300,000	c	311,666
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000		182,883
PNC Bank,
Sr. Unscd. Notes	1.30	10/3/16	1,250,000		1,261,150
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000		1,062,441
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000		296,136
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000		395,149
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000		573,299
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		140,335
Prologis,
Gtd. Notes	6.88	3/15/20	505,000		603,701
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	1,250,000	b	1,404,106
Rabobank Nederland,
Gtd. Notes	3.38	1/19/17	2,250,000		2,354,483
Rabobank Nederland,
Gtd. Notes	3.95	11/9/22	1,000,000		1,048,036
Realty Income,
Sr. Unscd. Notes	2.00	1/31/18	200,000		202,300
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		531,036
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000		107,886
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000		220,267
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000		389,394
Royal Bank of Canada,
Sr. Unscd. Notes	1.20	1/23/17	110,000		110,610
Royal Bank of Canada,
Sr. Unscd. Notes	1.25	6/16/17	500,000		501,453
Royal Bank of Canada,
Sr. Unscd. Notes	1.40	10/13/17	1,000,000	b	1,003,951
Ryder System,

Sr. Unscd. Notes	2.35	2/26/19	500,000		506,059
Santander Bank,
Sr. Unscd. Notes	2.00	1/12/18	500,000		502,647
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000		511,934
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	1,000,000		1,477,397
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		225,570
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	b	271,805
Sumitomo Mitsui Banking,
Gtd. Bonds	1.35	7/11/17	500,000		498,686
Sumitomo Mitsui Banking,
Gtd. Notes	1.50	1/18/18	390,000		387,967
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000		297,716
Sumitomo Mitsui Banking,
Gtd. Bonds	3.40	7/11/24	500,000		530,926
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000		503,871
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000		510,200
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	1,000,000		1,021,242
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	1,000,000		1,059,462
Tanger Properties,
Sr. Unscd. Notes	3.75	12/1/24	500,000		524,433
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000		776,872
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	500,000		502,704
Toyota Motor Credit,
Sr. Unscd. Notes	1.45	1/12/18	500,000		504,283
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000		1,027,867
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	1,000,000		1,100,764
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	1,000,000		1,178,788
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000		1,464,711
U.S. Bank,
Sr. Unscd. Notes	1.10	1/30/17	1,000,000		1,005,378
UBS AG/Stamford,
Sr. Unscd. Notes	1.38	8/14/17	500,000		501,262
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	293,000		333,697
UBS AG/Stamford,
Sr. Unscd. Notes	5.75	4/25/18	320,000		361,974
UBS AG/Stamford,
Sub. Notes	5.88	7/15/16	75,000		80,228

UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000	495,524
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	515,395
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	361,895
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000	1,016,306
Voya Financial,
Gtd. Notes	5.50	7/15/22	750,000	870,866
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000	2,045,342
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,236,177
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000	254,632
Wells Fargo & Co.,
Sr. Unscd. Notes	1.15	6/2/17	950,000	950,212
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000	501,834
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,270,356
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	516,497
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	530,029
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	1,106,739
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000	606,977
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	840,000	939,143
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	929,303
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	541,134
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	700,000	794,366
Weyerhaeuser,
Sr. Unscd. Notes	7.38	3/15/32	500,000	690,065
XLIT,
Gtd. Notes	6.38	11/15/24	1,400,000	1,734,183
				202,768,429
Foreign/Governmental--5.0%
African Development Bank,
Sr. Unscd. Notes	0.75	10/18/16	330,000	331,377
African Development Bank,
Unscd. Notes	2.38	9/23/21	1,000,000	1,051,485
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,797,680
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	1,500,000	1,536,780
Brazilian Government,

Sr. Unscd. Notes	4.25	1/7/25	1,000,000		998,750
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	500,000		531,250
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	b	692,250
Brazilian Government,
Sr. Unscd. Notes	5.88	1/15/19	1,000,000		1,121,000
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000		2,465,901
Brazilian Government,
Sr. Unscd. Bonds	8.88	4/15/24	250,000		341,625
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000		774,700
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	1,000,000		1,018,845
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000		611,250
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000		2,368,000
Colombian Government,
Sr. Unscd. Notes	8.13	5/21/24	500,000		663,125
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000		1,242,546
Council of Europe,
Sr. Unscd. Notes	1.50	6/19/17	1,000,000		1,016,682
Council of Europe,
Sr. Unscd. Notes	1.75	11/14/19	500,000	b	510,274
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000		1,110,000
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.00	2/16/17	2,000,000		2,019,094
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.75	6/14/19	500,000		511,169
European Investment Bank,
Sr. Unscd. Bonds	1.00	8/17/17	1,000,000		1,005,970
European Investment Bank,
Sr. Unscd. Notes	1.00	12/15/17	1,000,000		1,004,105
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000		1,279,404
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	500,000		511,136
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000	b	1,028,063
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/16	2,750,000		2,808,974
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	b	2,156,474
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,072,849
Export Development Canada,
Sr. Unscd. Notes	0.63	12/15/16	500,000		500,567

Export Development Canada,
Govt. Gtd. Bonds	1.75	8/19/19	400,000	b	409,373
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000		1,037,087
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/24	1,500,000		1,665,211
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		34,641
FMS Wertmanagement,
Govt. Gtd. Notes	1.13	10/14/16	1,000,000		1,010,299
Inter-American Development Bank,
Notes	0.88	11/15/16	1,000,000		1,005,967
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000		1,025,794
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,237,852
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000		599,483
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	1/24/44	500,000		675,257
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		161,031
International Bank for
Reconstruction and
Development, Unscd. Notes	0.50	5/16/16	500,000		500,458
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000	b	506,022
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.38	4/10/18	500,000		509,205
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000		516,535
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000		2,448,869
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	700,000		737,767
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	7.63	1/19/23	700,000		1,006,433
International Finance,
Sr. Unscd. Notes	0.63	11/15/16	500,000		500,584
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,165,089
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		165,650
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	b	1,587,187
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		796,477

Japan Bank for International
Cooperation, Govt. Gtd. Notes	2.50	5/18/16	2,800,000	2,873,147
KFW,
Gov't Gtd. Notes	0.50	7/15/16	1,000,000	1,001,531
KFW,
Gov't Gtd. Notes	0.75	3/17/17	1,500,000	1,502,720
KFW,
Govt. Gtd. Notes	1.00	1/26/18	500,000	501,656
KFW,
Govt. Gtd. Notes	1.75	10/15/19	1,000,000	1,023,053
KFW,
Govt. Gtd. Bonds	2.50	11/20/24	500,000	530,749
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000	2,823,965
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000	4,015,228
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000	1,342,409
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000	1,153,062
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000	658,835
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000	1,315,754
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	518,284
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	1,000,000	1,027,250
Landwirtschaftliche Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	950,000	1,034,796
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000	516,000
Mexican Government,
Sr. Unscd. Notes	4.00	10/2/23	750,000	794,063
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	350,000	426,125
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	2,000,000	2,172,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,950,000	2,229,825
Mexican Government,
Sr. Unscd. Notes	6.75	9/27/34	1,340,000	1,819,050
OeKB,
Govt. Gtd. Notes	1.63	3/12/19	500,000	507,793
OeKB,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,569,995
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000	224,300
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000	950,250
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000	1,154,925
Petroleos Mexicanos,

Gtd. Notes	4.88	1/18/24	1,000,000		1,042,400
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		505,000
Petroleos Mexicanos,
Gtd. Notes	5.50	6/27/44	1,000,000	c	1,010,000
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000	c	768,600
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000	b	564,250
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,000,000		1,152,300
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000	b	620,000
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		482,748
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000		464,252
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,361,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,316,000
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,610,140
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,712,450
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,294,962
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		13,185
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		631,902
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,562,676
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000		1,077,454
Province of Quebec Canada,
Unscd. Notes	5.13	11/14/16	725,000		783,004
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		279,595
Province of Quebec Canada,
Sr. Unscd. Notes, Ser. PD	7.50	9/15/29	550,000		854,960
Republic of Chile,
Sr. Unscd. Notes	3.13	3/27/25	1,000,000	b	1,045,000
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	b	1,227,170
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	1,000,000	b	1,066,250
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	1,100,000		1,266,375
Swedish Export Credit,
Sr. Unscd. Notes	0.63	5/31/16	600,000		601,508
Swedish Export Credit,

Sr. Unscd. Notes	1.88	6/17/19	400,000	408,997
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000	776,000
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000	1,051,150
Turkish Government,
Unscd. Notes	6.63	2/17/45	900,000	1,172,520
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000	217,750
Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000	576,250
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000	858,750
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	822,750
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000	430,500
				123,698,209
Health Care--2.3%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,500,000	1,527,732
AbbVie,
Sr. Unscd. Notes	4.40	11/6/42	1,000,000	1,095,841
Actavis Funding Services,
Gtd. Notes	4.85	6/15/44	500,000	523,896
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000	1,086,602
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000	601,096
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	424,290
Amerisourcebergen,
Sr. Unscd. Notes	1.15	5/15/17	650,000	648,321
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000	2,186,756
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000	713,670
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	441,783
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	750,000	764,935
Anthem,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000	1,757,151
Anthem,
Sr. Unscd. Notes	5.88	6/15/17	65,000	71,555
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	732,711
Baxter International,
Sr. Unscd. Notes	3.20	6/15/23	400,000	410,238
Baxter International,
Sr. Unscd. Notes	6.25	12/1/37	200,000	276,958
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,000,000	1,033,190

Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	950,000		1,094,429
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		575,506
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000		603,221
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000		516,271
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000		337,838
Carefusion,
Sr. Unscd. Notes	3.88	5/15/24	650,000		697,724
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000		508,056
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000		814,929
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,134,055
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		662,998
Dignity Health,
Unscd. Bonds	2.64	11/1/19	1,000,000		1,024,258
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		967,541
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		274,822
Gilead Sciences,
Sr. Unscd. Notes	3.05	12/1/16	1,500,000		1,559,482
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	1,000,000		1,138,784
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000		601,583
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		844,251
GlaxoSmithKline Capital,
Gtd. Bonds	6.38	5/15/38	1,000,000		1,397,288
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000		216,085
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		679,191
Keysight Technologies,
Sr. Unscd. Notes	3.30	10/30/19	1,000,000	c	1,015,691
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000		564,345
McKesson,
Sr. Unscd. Notes	4.88	3/15/44	500,000		593,893
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000		1,747,257
Medtronic,
Sr. Unscd. Notes	4.38	3/15/35	1,000,000	c	1,113,214
Medtronic,
Sr. Unscd. Notes	4.63	3/15/44	1,000,000		1,158,395
Medtronic,

Sr. Unscd. Notes	4.63	3/15/45	1,000,000	c	1,156,013
Merck & Co.,
Sr. Unscd. Notes	0.70	5/18/16	1,000,000		1,003,529
Merck & Co.,
Sr. Unscd. Notes	1.30	5/18/18	914,000		919,955
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	997,832
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		212,230
Mylan,
Sr. Unscd. Notes	1.35	11/29/16	300,000		299,810
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	300,000		347,984
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		1,136,908
Perrigo,
Gtd. Notes	1.30	11/8/16	1,000,000	b	1,000,427
Perrigo,
Sr. Unscd. Notes	2.30	11/8/18	1,000,000		1,013,414
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,029,972
Pfizer,
Sr. Unscd. Notes	4.40	5/15/44	500,000		580,930
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000		2,848,726
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		321,493
Quest Diagnostics,
Gtd. Notes	6.95	7/1/37	50,000		68,661
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000		1,563,726
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		520,294
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		560,335
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000		111,144
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		505,409
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000		500,463
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000		619,847
Unitedhealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000		366,647
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,204,550
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000		269,267
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		284,453
Zoetis,
Sr. Unscd. Notes	1.15	2/1/16	500,000		501,124

Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	500,759
				57,583,734
Industrial--1.6%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	1,039,577
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,345,804
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	750,000	857,746
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	910,790
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	136,684
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	150,574
Canadian National Railway,
Sr. Unscd. Notes	6.71	7/15/36	950,000	1,420,555
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	142,556
Canadian Pacific Railway,
Sr. Unscd. Notes	4.50	1/15/22	1,000,000	1,127,862
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000	2,339,213
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	556,569
Caterpillar,
Sr. Unscd. Notes	6.05	8/15/36	375,000	510,756
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000	542,873
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000	573,057
CSX,
Sr. Unscd. Notes	4.75	5/30/42	250,000	292,485
Eaton,
Gtd. Notes	1.50	11/2/17	500,000	502,346
Eaton,
Gtd. Notes	4.15	11/2/42	400,000	436,120
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000	265,534
FedEx,
Gtd. Notes	2.30	2/1/20	500,000	508,843
FedEx,
Gtd. Notes	4.00	1/15/24	750,000	825,493
FedEx,
Gtd. Notes	4.50	2/1/65	500,000	524,653
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000	587,696
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,116,109
Honeywell International,
Sr. Unscd. Notes	5.30	3/15/17	1,000,000	1,091,900
Illinois Tool Works,

Sr. Unscd. Notes	3.90	9/1/42	1,000,000		1,047,943
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000		232,034
John Deere Capital,
Sr. Unscd. Notes	1.13	6/12/17	115,000		115,347
John Deere Capital,
Sr. Unscd. Notes	1.55	12/15/17	750,000		759,875
Koninklijke Philips,
Sr. Unscd. Notes	5.75	3/11/18	500,000		561,706
L-3 Communications,
Gtd. Notes	1.50	5/28/17	750,000		746,008
L-3 Communications,
Gtd. Notes	3.95	11/15/16	1,000,000		1,043,318
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	1,000,000		1,095,133
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		634,937
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000		326,478
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	1,200,000		1,455,198
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,469
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000		732,361
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		212,625
Republic Services,
Gtd. Notes	3.80	5/15/18	1,000,000		1,065,633
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		1,030,715
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		412,430
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		172,447
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		397,958
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	8/15/25	1,000,000		1,035,000
United Airlines 2014-2 PTT,
Pass Thru Certs., Ser.A	3.75	9/3/26	300,000		300,000
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,724,547
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		599,868
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	15,729
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,211,959
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		868,863
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		70,508

United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000		69,714
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		529,413
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000		201,979
					38,477,990
Information Technology--1.0%
Apple,
Sr. Unscd. Notes	0.45	5/3/16	500,000		500,652
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		498,207
Apple,
Sr. Unscd. Notes	1.05	5/5/17	500,000	b	503,958
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000		506,192
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000		841,148
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000	b	545,736
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		516,611
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		534,696
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000		758,290
eBay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		632,805
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000		1,011,699
FISERV,
Gtd. Notes	3.13	6/15/16	200,000		205,755
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		330,553
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000		1,029,814
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		623,916
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		889,393
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,263,372
International Business Machines,
Sr. Unscd. Notes	1.25	2/6/17	1,000,000		1,011,033
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		774,320
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		672,575
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000		582,201
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		392,339
Lender Processing Services,

Gtd. Notes	5.75	4/15/23	500,000		531,875
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,122,176
Microsoft,
Sr. Unscd. Debs	5.20	6/1/39	688,000		893,069
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	1,000,000		1,028,469
Oracle,
Sr. Unscd. Notes	2.80	7/8/21	600,000		626,686
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	1,250,000		1,334,931
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,371,156
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		170,922
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		710,720
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	800,000		854,971
Texas Instruments,
Sr. Unscd. Notes	2.75	3/12/21	400,000		415,409
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000		514,332
					25,199,981
Materials--1.2%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000		589,811
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		502,998
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		1,030,087
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,337,316
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000	b	522,067
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		2,026,492
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		510,359
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		544,203
Cytec Industries,
Sr. Unscd. Notes	3.95	5/1/25	100,000		104,587
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	1,250,000		1,386,099
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,142,862
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		508,129
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000	b	317,443
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		641,854

Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	500,000		527,188
Freeport-McMoRan,
Gtd. Notes	3.10	3/15/20	1,500,000		1,385,116
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	600,000		504,206
Glencore Canada,
Gtd. Notes	5.50	6/15/17	165,000		176,780
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		517,153
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	600,000		657,670
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000		1,270,136
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		473,247
Methanex,
Sr. Unscd. Notes	4.25	12/1/24	500,000		502,580
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,017,636
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000	b	330,585
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		1,056,432
Owens Corning,
Gtd. Notes	7.00	12/1/36	235,000	a	295,870
Potash Corp of Saskatchewan,
Sr. Unscd. Notes	3.63	3/15/24	500,000		534,026
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	1,000,000		1,021,734
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		472,539
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	600,000		635,821
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		1,168,471
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000		23,083
Rockwood Specialties Group,
Gtd. Notes	4.63	10/15/20	500,000		521,875
Sigma-Aldrich,
Sr. Unscd. Notes	3.38	11/1/20	500,000		529,929
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	1,000,000		905,000
Teck Resources,
Gtd. Notes	3.15	1/15/17	1,095,000		1,102,719
Teck Resources,
Gtd. Notes	4.75	1/15/22	500,000		466,123
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		106,772
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000	b	1,146,936
Vale Overseas,

Gtd. Notes	6.25	1/23/17	510,000		542,951
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	b	887,454
					30,944,339
Municipal Bonds--.8%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000		1,477,160
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000		905,363
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000		1,533,630
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000		2,582,928
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	500,000		507,740
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000		2,211,600
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000		2,121,776
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000		1,037,082
Municipal Electric Authority of
Georgia, GO (Plant Vogtle
Units 3 and 4 Project J Bonds)
(Build America Bonds)	6.64	4/1/57	1,000,000		1,419,490
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000		1,222,712
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000		783,432
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	1,000,000		1,225,930
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000		889,875
Public Utilities Commission of the
City and County of San
Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000		742,275
University of California Regents,
General Revenue	1.80	7/1/19	480,000		483,178
University of California Regents,

General Revenue	4.77	5/15/44	500,000		548,315
					19,692,486
Telecommunications--1.5%
America Movil SAB de CV,
Gtd. Notes	2.38	9/8/16	1,000,000		1,020,280
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,517,928
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		129,486
American Tower,
Sr. Unscd. Notes	4.50	1/15/18	500,000		535,707
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		594,147
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,500,000		1,513,857
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,018,632
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		502,716
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000		598,910
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,687,428
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,056,581
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	720,884
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	250,000		250,124
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		651,939
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	287,090
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	2,000,000		2,254,184
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		526,733
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		516,187
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		427,632
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,380,337
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		129,258
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		369,457
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	1,000,000		1,017,850
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	a	1,484,579
Pacific-Bell Telephone,
Gtd. Debs.	7.13	3/15/26	310,000		411,213

Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		334,561
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,043,715
Verizon Communications,
Sr. Unscd. Notes	1.35	6/9/17	500,000		499,709
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	600,000		610,068
Verizon Communications,
Sr. Unscd. Notes	2.63	2/21/20	2,395,000	c	2,425,431
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		787,699
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		938,356
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	1,000,000		950,703
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	1,000,000	c	1,100,105
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,893,248
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		694,511
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	1,950,000		2,638,085
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		995,827
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		602,829
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		320,070
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		181,758
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		497,229
					37,117,043
U.S. Government Agencies--3.6%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000		499,510
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000		1,284,875
Federal Home Loan Bank	1.00	6/21/17	1,400,000		1,410,094
Federal Home Loan Bank,
Notes	0.38	2/19/16	4,000,000		4,004,728
Federal Home Loan Bank,
Bonds	0.38	6/24/16	1,500,000	b	1,500,933
Federal Home Loan Bank,
Bonds	1.25	2/28/18	570,000		570,474
Federal Home Loan Bank,
Bonds	1.50	2/28/17	1,500,000		1,510,724
Federal Home Loan Bank,
Bonds	1.75	12/14/18	1,000,000		1,025,809
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,132,542

Federal Home Loan Bank,
Bonds	4.75	12/16/16	1,000,000		1,079,033
Federal Home Loan Bank,
Bonds, Ser. 1	4.88	5/17/17	2,000,000		2,191,500
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000		2,900,872
Federal Home Loan Bank,
Bonds, Ser. 656	5.38	5/18/16	320,000		340,988
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		706,503
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,482,726
Federal Home Loan Mortgage Corp.	4.50	10/1/40	4,725,079	d	5,136,319
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,547,693
Federal Home Loan Mortgage Corp.,
Notes	0.88	2/22/17	4,500,000	d	4,527,441
Federal Home Loan Mortgage Corp.,
Notes	0.88	3/7/18	1,000,000	d	999,233
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	1,000,000	d	1,007,094
Federal Home Loan Mortgage Corp.,
Notes	1.02	4/30/18	1,050,000	d	1,046,115
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.03	11/28/17	500,000	d	500,287
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	d	785,133
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.25	12/5/17	2,200,000	d	2,201,855
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	d	2,499,965
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	d	2,051,432
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	d	2,709,933
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	d	135,873
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	d	1,769,070
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	b,d	1,411,906
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	898,765
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	b,d	808,546
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	d	725,603
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	4,600,000	d	4,875,397
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	b,d	616,864
Federal National Mortgage
Association	1.75	11/26/19	1,500,000	d	1,537,770

Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	d	1,974,706
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,365,217
Federal National Mortgage
Association, Sub. Debs.	0.00	10/9/19	2,000,000	d,e	1,840,704
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	d	501,068
Federal National Mortgage
Association, Notes	0.52	2/26/16	750,000	d	750,103
Federal National Mortgage
Association, Notes	0.88	2/8/18	1,500,000	d	1,499,049
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	d	750,091
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	d	699,818
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	d	995,951
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	d	414,254
Federal National Mortgage
Association, Notes	1.25	1/30/17	2,000,000	d	2,027,402
Federal National Mortgage
Association, Notes	1.88	9/18/18	2,000,000	d	2,055,008
Federal National Mortgage
Association, Notes	1.88	2/19/19	2,000,000	b,d	2,058,002
Federal National Mortgage
Association, Notes	2.63	9/6/24	1,100,000	d	1,160,870
Federal National Mortgage
Association, Notes	5.00	3/15/16	1,240,000	d	1,305,478
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	d	1,316,874
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	d	1,320,806
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,383,582
Federal National Mortgage
Association, Notes	6.63	11/15/30	1,000,000	d	1,558,427
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		52,708
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		664,485
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,653,965
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		990,337
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		253,980
					89,026,490
U.S. Government Agencies/Mortgage-Backed--29.4%
Federal Home Loan Mortgage Corp.:
2.50%			400,000	d,f	413,703
3.00%			4,300,000	d,f	4,467,936

3.50%	11,300,000	d,f	11,920,324
4.00%	13,700,000	d,f	14,666,493
4.50%	1,000,000	d,f	1,082,969
5.00%	2,200,000	d,f	2,425,637
5.50%	950,000	d,f	1,060,660
2.00%, 8/1/28 - 8/1/29	1,761,498	d	1,778,726
2.14%, 8/1/43	1,250,480	a,d	1,284,192
2.23%, 7/1/43	475,669	a,d	489,132
2.45%, 10/1/43	515,513	a,d	532,774
2.50%, 10/1/27 - 11/1/42	12,269,476	d	12,702,825
3.00%, 12/1/25 - 10/1/43	34,681,531	d	36,098,533
3.50%, 3/1/26 - 7/1/44	27,274,184	d	28,843,206
4.00%, 5/1/18 - 12/1/44	22,679,174	d	24,302,128
4.50%, 2/1/18 - 9/1/44	15,191,024	d	16,473,027
5.00%, 12/1/17 - 1/1/40	12,628,360	d	13,866,868
5.50%, 8/1/16 - 1/1/40	7,267,412	d	8,134,839
6.00%, 5/1/16 - 7/1/39	4,138,827	d	4,680,359
6.50%, 4/1/16 - 3/1/39	2,354,807	d	2,696,218
7.00%, 9/1/15 - 7/1/37	166,247	d	193,405
7.50%, 2/1/23 - 11/1/33	36,613	d	42,172
8.00%, 2/1/17 - 10/1/31	36,283	d	41,239
8.50%, 10/1/18 - 6/1/30	1,261	d	1,475
Ser. K714, Cl. A1 2.08%,
12/25/19	751,611	d	768,729
Ser. K017, Cl. A2 2.87%,
12/25/21	750,000	d	795,708
Ser. K032, Cl. A1 3.02%,
2/25/23	559,403	d	593,051
Ser. K033, Cl. A2 3.06%,
7/25/23	1,000,000	a,d	1,069,481
Ser. L032, Cl. A2 3.31%,
5/25/23	1,250,000	a,d	1,360,153
Ser. K014, Cl. A2 3.87%,
4/25/21	1,800,000	d	2,009,036
Ser. K012, Cl. A2 4.19%,
12/25/20	1,284,000	a,d	1,450,486
Federal National Mortgage Association:
2.00%	1,100,000	d,f	1,111,086
2.50%	11,200,000	d,f	11,587,100
3.00%	6,700,000	d,f	6,958,810
3.50%	23,125,000	d,f	24,437,888
4.00%	19,700,000	d,f	21,099,007
4.50%	8,300,000	d,f	9,009,067
5.00%	2,800,000	d,f	3,096,078
5.50%	1,450,000	d,f	1,621,848
2.00%, 7/1/28 - 9/1/29	1,560,425	d	1,577,846
2.17%, 5/1/43	526,886	a,d	539,481
2.50%, 7/1/27 - 8/1/43	8,751,349	d	9,022,568
2.72%, 11/1/43	246,163	a	255,165
2.94%, 5/1/42	348,528	a,d	364,232
3.00%, 10/1/26 - 8/1/44	59,127,516	d	61,574,592
3.03%, 12/1/41	521,035	a,d	550,369
3.50%, 9/1/25 - 12/1/44	44,793,214	d	47,463,339

4.00%, 2/1/24 - 12/1/44	42,243,960	d	45,307,407
4.50%, 4/1/18 - 11/1/40	27,839,741	d	30,290,852
5.00%, 11/1/17 - 6/1/40	16,115,744	d	17,771,859
5.50%, 1/1/17 - 12/1/38	11,917,614	d	13,310,288
6.00%, 5/1/16 - 11/1/38	6,553,812	d	7,427,141
6.50%, 6/1/15 - 9/1/38	1,669,703	d	1,911,610
7.00%, 6/1/15 - 3/1/38	388,882	d	444,897
7.50%, 8/1/15 - 6/1/31	68,317	d	77,565
8.00%, 6/1/15 - 8/1/30	15,189	d	18,014
8.50%, 9/1/15 - 7/1/30	3,755	d	3,889
9.00%, 10/1/30	2,048	d	2,161
Ser. 2013-M14, Cl. APT
2.50%, 4/25/23	1,154,886	a,d	1,191,081
Ser. 2013-M3, Cl. A2 2.51%,
11/25/22	1,500,000	a,d	1,546,074
Ser. 2014-M11, Cl. 1A
3.12%, 8/25/24	997,964	a,d	1,074,814
Ser. 2014-M3, Cl. AB2
3.46%, 1/25/24	800,000	a,d	874,945
Government National Mortgage Association I:
3.00%	3,900,000	f	4,046,098
3.50%	400,000	f	423,252
4.00%	1,000,000	f	1,073,883
4.50%	400,000	f	436,719
2.50%, 2/15/28	1,435,999		1,498,628
3.00%, 9/15/42 - 8/15/43	1,581,323		1,645,061
3.50%, 2/15/26 - 10/15/42	5,167,487		5,476,786
4.00%, 2/15/41 - 3/15/41	6,322,713		6,882,015
4.50%, 1/15/19 - 2/15/41	9,936,653		10,873,924
5.00%, 1/15/17 - 4/15/40	12,511,065		13,873,617
5.50%, 9/15/20 - 11/15/38	3,914,847		4,374,670
6.00%, 2/15/17 - 4/15/39	3,975,140		4,531,917
6.50%, 2/15/24 - 2/15/39	973,857		1,155,319
7.00%, 10/15/27 - 8/15/32	87,925		102,175
7.50%, 12/15/23 - 11/15/30	74,960		84,394
8.00%, 8/15/24 - 3/15/32	17,360		21,533
8.25%, 6/15/27	1,893		2,195
8.50%, 10/15/26	9,457		10,941
9.00%, 2/15/22 - 2/15/23	8,430		8,594
Government National Mortgage Association II:
3.00%	14,400,000	f	14,943,374
3.50%	31,000,000	f	32,736,365
4.00%	24,000,000	f	25,597,812
4.50%	12,200,000	f	13,247,485
5.00%	300,000	f	326,578
2.00%, 10/20/42 - 6/20/43	1,638,786	a	1,688,790
2.50%, 4/20/28 - 9/20/43	1,016,249		1,024,768
2.50%, 1/20/43 - 11/20/43	1,726,656	a	1,786,493
3.00%, 11/20/27 - 12/20/44	14,628,717		15,279,208
3.00%, 7/20/42	831,094	a	868,038
3.50%, 9/20/28 - 12/20/44	13,354,157		14,132,817
3.50%, 3/20/41 - 5/20/41	783,242	a	819,889
4.00%, 9/20/43 - 10/20/44	8,054,397		8,606,932

4.50%, 7/20/41 - 9/20/44	5,063,706		5,517,940
5.00%, 3/20/37 - 8/20/44	8,274,749		9,141,463
5.50%, 10/20/31 - 11/20/42	2,373,871		2,659,252
6.50%, 2/20/28	798		930
8.50%, 7/20/25	551		611
Federal Home Loan Mortgage Corp.:
1.92%, 8/1/37	66,438	a,d	70,785
2.13%, 2/1/35	287,148	a,d	305,863
2.24%, 3/1/37	62,457	a,d	66,250
2.25%, 6/1/35	4,720	a,d	5,028
2.37%, 12/1/34	14,582	a,d	15,559
2.38%, 4/1/33	4,760	a,d	4,966
2.38%, 6/1/34	4,109	a,d	4,343
2.38%, 8/1/34	2,516	a,d	2,678
2.38%, 3/1/36	7,248	a,d	7,745
2.38%, 4/1/36	124,950	a,d	133,126
2.40%, 6/1/36	7,811	a,d	7,979
2.44%, 12/1/34	32,237	a,d	33,668
2.53%, 11/1/33	4,076	a,d	4,374
Federal National Mortgage Association:
2.05%, 2/1/37	3,226	a,d	3,442
2.06%, 10/1/34	15,536	a,d	16,515
2.11%, 1/1/35	6,316	a,d	6,633
2.11%, 12/1/35	7,074	a,d	7,404
2.25%, 3/1/34	152,979	a,d	164,863
2.25%, 6/1/34	148,063	a,d	159,543
2.25%, 11/1/36	122,727	a,d	130,748
2.29%, 8/1/35	59,250	a,d	63,767
2.32%, 12/1/36	10,705	a,d	11,017
2.33%, 6/1/34	54,976	a,d	58,563
2.33%, 1/1/35	153,468	a,d	165,432
2.35%, 3/1/37	52,249	a,d	55,872
2.39%, 5/1/33	6,060	a,d	6,119
2.39%, 9/1/33	6,340	a,d	6,763
2.40%, 11/1/32	11,554	a,d	12,325
2.40%, 2/1/37	124,570	a,d	134,051
2.44%, 9/1/33	17,041	a,d	18,245
2.44%, 11/1/36	30,970	a,d	32,802
4.96%, 6/1/35	9,352	a,d	9,756
5.13%, 11/1/35	2,055	a,d	2,200
			724,395,447
U.S. Government Securities--34.1%
U.S. Treasury Bonds:
2.75%, 8/15/42	2,440,000		2,690,100
2.75%, 11/15/42	2,182,000		2,404,974
2.88%, 5/15/43	9,457,000		10,683,459
3.00%, 5/15/42	3,500,000		4,047,694
3.00%, 11/15/44	5,685,000		6,630,131
3.13%, 11/15/41	3,750,000	b	4,440,233
3.13%, 2/15/42	4,320,000	b	5,131,348
3.13%, 2/15/43	2,990,000		3,534,506
3.13%, 8/15/44	6,215,000		7,377,398
3.38%, 5/15/44	5,750,000		7,142,127

3.50%, 2/15/39	5,000,000	b	6,216,405
3.63%, 8/15/43	2,885,000	b	3,732,244
3.63%, 2/15/44	5,030,000		6,511,491
3.75%, 8/15/41	3,400,000		4,489,595
3.75%, 11/15/43	4,995,000		6,603,545
3.88%, 8/15/40	30,000	b	39,841
4.25%, 11/15/40	5,000,000		7,027,735
4.38%, 11/15/39	1,212,000		1,716,684
4.38%, 5/15/40	3,000,000		4,270,077
4.38%, 5/15/41	970,000		1,397,633
4.50%, 5/15/38	625,000		894,189
4.63%, 2/15/40	3,016,000		4,425,274
4.75%, 2/15/41	1,300,000	b	1,968,179
5.00%, 5/15/37	3,840,000		5,861,399
5.25%, 11/15/28	2,000,000		2,798,282
5.38%, 2/15/31	2,030,000	b	2,967,448
6.13%, 11/15/27	1,800,000		2,667,375
6.25%, 5/15/30	1,520,000		2,373,931
6.50%, 11/15/26	1,200,000		1,796,437
6.63%, 2/15/27	430,000		652,928
6.75%, 8/15/26	30,000	b	45,530
6.88%, 8/15/25	2,000,000	b	3,000,156
7.13%, 2/15/23	1,920,000		2,734,049
7.25%, 8/15/22	2,500,000		3,536,720
7.50%, 11/15/16	4,000,000		4,503,124
8.00%, 11/15/21	970,000		1,382,023
8.13%, 5/15/21	1,500,000		2,107,968
8.75%, 5/15/17	2,395,000		2,840,322
8.88%, 8/15/17	2,725,000		3,290,012
8.88%, 2/15/19	720,000		945,562
9.00%, 11/15/18	1,840,000		2,392,287
U.S. Treasury Notes:
0.25%, 2/29/16	6,050,000		6,051,888
0.25%, 4/15/16	6,390,000	b	6,390,997
0.25%, 5/15/16	5,743,000		5,740,754
0.38%, 2/15/16	3,740,000		3,746,721
0.38%, 3/15/16	6,770,000		6,780,047
0.38%, 3/31/16	6,000,000		6,008,436
0.38%, 4/30/16	394,000		394,554
0.38%, 5/31/16	3,950,000	b	3,954,629
0.38%, 10/31/16	3,995,000		3,993,126
0.50%, 6/15/16	7,985,000		8,008,085
0.50%, 6/30/16	3,880,000		3,891,520
0.50%, 7/31/16	3,800,000	b	3,810,389
0.50%, 8/31/16	6,500,000	b	6,515,236
0.50%, 11/30/16	2,795,000	b	2,799,366
0.50%, 1/31/17	3,575,000		3,577,932
0.50%, 7/31/17	4,640,000		4,625,862
0.63%, 7/15/16	2,240,000		2,249,975
0.63%, 8/15/16	4,175,000		4,192,940
0.63%, 11/15/16	6,765,000		6,790,369
0.63%, 12/15/16	3,154,000	b	3,164,348
0.63%, 12/31/16	3,710,000	b	3,722,607

0.63%, 2/15/17	5,780,000		5,794,450
0.63%, 5/31/17	3,500,000		3,504,921
0.63%, 8/31/17	2,640,000		2,637,318
0.63%, 9/30/17	5,473,000	b	5,462,738
0.63%, 11/30/17	5,040,000		5,024,643
0.63%, 4/30/18	1,864,000		1,850,602
0.75%, 1/15/17	3,755,000	b	3,775,536
0.75%, 3/15/17	3,500,000	b	3,517,500
0.75%, 6/30/17	4,817,000	b	4,835,439
0.75%, 10/31/17	2,220,000		2,222,082
0.75%, 12/31/17	2,200,000		2,199,140
0.75%, 2/28/18	6,300,000		6,288,188
0.75%, 3/31/18	3,300,000		3,290,202
0.88%, 9/15/16	6,690,000		6,743,834
0.88%, 11/30/16	5,000,000		5,040,625
0.88%, 12/31/16	6,355,000	b	6,404,150
0.88%, 1/31/17	4,320,000		4,352,737
0.88%, 2/28/17	6,280,000		6,327,590
0.88%, 4/15/17	3,305,000		3,330,045
0.88%, 4/30/17	4,500,000		4,533,399
0.88%, 5/15/17	1,885,000	b	1,898,990
0.88%, 6/15/17	3,625,000	b	3,650,205
0.88%, 7/15/17	3,540,000		3,564,061
0.88%, 8/15/17	3,570,000		3,590,917
0.88%, 10/15/17	530,000		532,609
0.88%, 11/15/17	3,590,000		3,605,426
0.88%, 1/15/18	3,300,000		3,312,246
0.88%, 7/31/19	1,290,000		1,275,387
1.00%, 9/30/16	6,971,000	b	7,043,436
1.00%, 10/31/16	2,510,000		2,536,473
1.00%, 3/31/17	5,000,000		5,050,000
1.00%, 9/15/17	3,235,000		3,261,789
1.00%, 12/15/17	3,435,000		3,459,691
1.00%, 5/31/18	3,540,000		3,553,275
1.00%, 6/30/19	3,000,000		2,985,000
1.00%, 9/30/19	7,575,000		7,518,778
1.00%, 11/30/19	1,900,000		1,884,118
1.13%, 5/31/19	5,000,000		5,006,250
1.13%, 12/31/19	2,800,000		2,792,126
1.13%, 3/31/20	2,215,000	b	2,202,713
1.13%, 4/30/20	3,160,000		3,140,989
1.25%, 10/31/18	3,168,000		3,198,692
1.25%, 11/30/18	4,400,000		4,439,873
1.25%, 1/31/19	2,090,000		2,106,327
1.25%, 10/31/19	2,000,000		2,009,218
1.25%, 1/31/20	3,800,000		3,814,843
1.25%, 2/29/20	1,500,000		1,502,109
1.38%, 6/30/18	2,665,000		2,707,683
1.38%, 7/31/18	1,780,000		1,807,674
1.38%, 9/30/18	7,468,000	b	7,580,603
1.38%, 11/30/18	1,341,000		1,360,068
1.38%, 12/31/18	1,920,000		1,945,350
1.38%, 2/28/19	5,998,000		6,073,911

1.38%, 1/31/20	650,000		655,789
1.38%, 5/31/20	2,300,000		2,312,399
1.50%, 6/30/16	6,740,000		6,853,212
1.50%, 7/31/16	5,000,000		5,087,890
1.50%, 8/31/18	4,905,000		5,001,182
1.50%, 12/31/18	2,850,000		2,902,323
1.50%, 1/31/19	5,534,000	b	5,633,872
1.50%, 2/28/19	3,910,000		3,981,479
1.50%, 3/31/19	3,000,000		3,053,202
1.50%, 5/31/19	2,440,000		2,480,985
1.50%, 10/31/19	3,320,000	b	3,371,098
1.50%, 11/30/19	660,000		670,003
1.50%, 1/31/22	3,990,000		3,996,859
1.63%, 3/31/19	4,900,000		5,011,397
1.63%, 4/30/19	7,000,000		7,162,967
1.63%, 6/30/19	4,000,000		4,089,688
1.63%, 7/31/19	2,910,000		2,973,429
1.63%, 8/31/19	4,500,000		4,600,899
1.63%, 12/31/19	4,310,000	b	4,401,251
1.63%, 11/15/22	6,590,000		6,628,097
1.75%, 5/31/16	3,500,000		3,566,994
1.75%, 10/31/18	2,300,000		2,364,688
1.75%, 9/30/19	5,500,000		5,652,323
1.75%, 10/31/20	3,740,000		3,822,983
1.75%, 5/15/22	3,410,000		3,467,544
1.75%, 5/15/23	4,291,000	b	4,341,621
1.88%, 8/31/17	3,140,000		3,236,897
1.88%, 9/30/17	4,590,000	b	4,732,363
1.88%, 10/31/17	5,000,000		5,156,250
1.88%, 11/30/21	4,000,000		4,102,500
2.00%, 4/30/16	1,135,000		1,159,207
2.00%, 7/31/20	4,500,000		4,669,101
2.00%, 9/30/20	3,745,000		3,881,048
2.00%, 11/30/20	2,868,000	b	2,970,396
2.00%, 2/28/21	2,057,000		2,128,353
2.00%, 5/31/21	7,490,000	b	7,746,885
2.00%, 8/31/21	3,735,000		3,860,474
2.00%, 10/31/21	3,995,000		4,127,958
2.00%, 11/15/21	4,930,000		5,098,700
2.00%, 2/15/22	1,367,000	b	1,414,525
2.00%, 2/15/23	7,915,000	b	8,174,707
2.13%, 2/29/16	3,000,000		3,060,702
2.13%, 8/31/20	3,190,000		3,328,315
2.13%, 6/30/21	2,760,000		2,875,360
2.13%, 8/15/21	4,805,000		5,005,460
2.13%, 9/30/21	3,475,000		3,620,516
2.13%, 12/31/21	3,985,000		4,154,984
2.25%, 3/31/16	1,660,000		1,698,517
2.25%, 11/30/17	5,240,000		5,459,834
2.25%, 3/31/21	3,265,000		3,426,464
2.25%, 4/30/21	2,685,000	b	2,818,200
2.25%, 7/31/21	3,800,000		3,989,111
2.25%, 11/15/24	12,320,000	b	12,953,322

2.38%, 3/31/16			5,523,000	b	5,659,783
2.38%, 7/31/17			1,320,000	b	1,377,234
2.38%, 5/31/18			1,000,000		1,048,672
2.38%, 6/30/18			2,000,000		2,098,438
2.38%, 12/31/20			3,025,000		3,197,283
2.38%, 8/15/24			9,035,000		9,597,573
2.50%, 6/30/17			5,000,000		5,230,080
2.50%, 8/15/23			7,366,000	b	7,893,126
2.50%, 5/15/24			10,670,000		11,446,072
2.63%, 1/31/18			1,520,000		1,602,413
2.63%, 11/15/20			6,700,000		7,172,665
2.75%, 11/30/16			3,700,000		3,855,803
2.75%, 5/31/17			2,230,000	b	2,343,068
2.75%, 12/31/17			1,643,000		1,736,702
2.75%, 2/28/18			2,510,000		2,656,875
2.75%, 2/15/19			4,170,000		4,452,776
2.75%, 11/15/23			8,677,000	b	9,483,015
2.75%, 2/15/24			5,465,000		5,979,907
3.00%, 8/31/16			2,740,000	b	2,854,096
3.00%, 9/30/16			3,550,000		3,703,094
3.00%, 2/28/17			3,900,000		4,102,313
3.13%, 10/31/16			5,000,000	b	5,236,720
3.13%, 1/31/17			4,180,000		4,400,102
3.13%, 4/30/17			4,360,000		4,609,680
3.13%, 5/15/19			5,000,000		5,424,220
3.25%, 5/31/16			1,083,000		1,125,390
3.25%, 6/30/16			4,020,000		4,186,766
3.25%, 7/31/16			3,110,000		3,246,548
3.25%, 12/31/16			4,700,000		4,949,321
3.38%, 11/15/19			3,130,000		3,452,537
3.50%, 2/15/18			1,520,000		1,642,313
3.50%, 5/15/20			4,500,000		5,016,798
3.63%, 8/15/19			3,210,000		3,563,350
3.63%, 2/15/20			5,430,000		6,073,965
3.63%, 2/15/21			5,000,000		5,647,265
3.75%, 11/15/18			3,000,000	b	3,308,907
3.88%, 5/15/18			4,600,000		5,049,935
4.00%, 8/15/18			2,800,000		3,102,968
4.50%, 5/15/17			2,000,000		2,178,124
4.63%, 11/15/16			3,300,000		3,547,243
4.63%, 2/15/17			1,300,000		1,409,383
4.75%, 8/15/17			2,387,000		2,634,279
4.88%, 8/15/16			90,000		96,265
5.13%, 5/15/16			1,800,000		1,912,219
					841,465,774
Utilities--2.1%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000		267,616
AGL Capital,
Gtd. Notes	3.50	9/15/21	193,000		206,320
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		272,967

Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	1,000,000		1,126,656
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		313,821
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		678,545
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		766,688
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		653,436
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000		591,077
Consolidated Edison,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000		603,068
Consolidated Edison,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		685,212
Consolidated Edison,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		277,752
Consumers Energy,
First Mortgage Bonds	4.35	8/31/64	700,000		823,584
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000	b	1,513,923
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		133,609
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000		536,691
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000		754,953
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	800,000		890,068
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	500,000		568,992
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,000,000		1,413,791
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	150,000		223,383
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000		580,182
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		546,131
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000		517,250
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	1,000,000		1,123,318
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	750,000		949,438
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000		1,455,282
Georgia Power,
Sr. Unscd. Note	4.30	3/15/42	1,300,000		1,500,940
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000		1,955,119
Hydro-Quebec,

Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	34,387
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	1,082,116
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	750,000	1,129,328
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,789,974
Nextera Energy Capital Holdings,
Gtd. Debs	2.40	9/15/19	500,000	510,959
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,951,194
Oklahoma Gas & Electric,
Sr. Unscd. Notes	4.00	12/15/44	150,000	165,281
Oncor Electric Delivery,
Sr. Scd. Notes	5.00	9/30/17	500,000	545,741
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	222,727
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	374,243
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	602,967
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	630,518
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	1,043,987
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000	632,919
Pennsylvania Electric,
Sr. Unscd. Notes	5.20	4/1/20	500,000	562,196
Piedmont Natural Gas,
Sr. Unscd. Notes	4.10	9/18/34	500,000	573,240
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	417,867
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	467,440
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	1,000,000	1,246,860
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	722,216
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000	183,550
Public Service Company of
Colorado, First Mortgage Bonds	3.20	11/15/20	1,500,000	1,600,616
Public Service Electric & Gas,
First Mortgage Notes	3.15	8/15/24	1,200,000	1,272,628
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	308,384
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	436,525
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	1,018,649
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	500,000	583,904

South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	278,612
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,555,081
Southern California Edison,
First Mortgage Bonds, Ser. 08-A	5.95	2/1/38	70,000	98,869
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	617,877
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000	531,374
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	113,376
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	169,107
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000	592,750
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,000,000	1,116,640
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000	1,000,753
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	557,160
Wisconsin Power & Light,
Sr. Unscd. Debs.	4.10	10/15/44	800,000	905,682
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000	914,199
				51,491,708
Total Bonds and Notes
(cost $2,349,175,381)				2,460,847,032

Other Investment--8.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $200,348,913)			200,348,913 [g]	200,348,913
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,318,236)			18,318,236 [g]	18,318,236
Total Investments (cost $2,567,842,530)			108.7%	2,679,514,181
Liabilities, Less Cash and Receivables			(8.7%)	(214,315,163)
Net Assets			100.0%	2,465,199,018

GO-- General Obligation
REIT-- Real Estate Investment Trust

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was
$164,734,021 and the value of the collateral held by the fund was $183,263,667, consisting of cash collateral of
$18,318,236 and U.S. Government & Agency securities valued at $164,945,431.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $11,187,411 or 0.5% of net assets.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f This security is traded on a To-Be-Announced ("TBA") basis.
g Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $111,625,478 of which $115,446,940 related to appreciated investment securities and $3,821,462 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	67.1
Corporate Bonds	24.6
Money Market Investments	8.9
Foreign/Governmental	5.0
Commercial Mortgage-Backed	1.7
Municipal Bonds	.8
Asset-Backed	.6
108.7
† Based on net assets.

TBA SALE COMMITMENTS
January 31, 2015 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
4%, 2/1/30	300,000	a,b	317,133
4.50%, 11/1/17	700,000	a,b	735,984
5%, 2/15/22	1,500,000	a,b	1,583,027
Total Federal Home Loan Mortgage Corp.	2,500,000		2,636,144
Federal National Mortgage Association:
4%, 2/18/30	4,150,000	a,b	4,391,219
4.50%, 2/19/29	1,600,000	a,b	1,681,428
5%, 2/1/30	300,000	a,b	316,018
5.50%, 2/1/21	500,000	a,b	528,767
Total Federal National Mortgage Association	6,550,000		6,917,432
Government National Mortgage Association:
5%, 1/15/32	6,700,000	b	7,394,523
5.50%, 2/1/31	1,600,000	b	1,785,250
5.50%, 2/1/35	400,000	b	441,687
Total Government
National Mortgage Association	8,700,000		9,621,460
Total TBA Sale Commitments
(proceeds $19,128,863)			19,175,036

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	14,617,770	-	14,617,770
Commercial Mortgage-Backed	-	41,019,622	-	41,019,622
Corporate Bonds+	-	606,931,234	-	606,931,234
Foreign Government	-	123,698,209	-	123,698,209
Municipal Bonds+	-	19,692,486	-	19,692,486
Mutual Funds	218,667,149	-	-	218,667,149
U.S. Government Agencies/Mortgage-Backed	-	813,421,937	-	813,421,937
U.S. Treasury	-	841,465,774	-	841,465,774
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(19,175,036)	-	(19,175,036)
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Disciplined Stock Fund

January 31, 2015 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--.7%
General Motors	125,518		4,094,397
Banks--10.1%
Bank of America	549,199		8,320,365
Citigroup	210,189		9,868,374
JPMorgan Chase & Co.	236,578		12,865,112
PNC Financial Services Group	118,739		10,038,195
Regions Financial	951,415		8,277,311
Wells Fargo & Co.	148,595		7,715,052
			57,084,409
Capital Goods--6.8%
Cummins	30,607		4,268,452
Honeywell International	103,161		10,085,019
Owens Corning	122,369		4,900,878
Raytheon	82,733		8,277,437
United Technologies	94,579		10,855,778
			38,387,564
Consumer Durables & Apparel--1.6%
Michael Kors Holdings	60,702	a	4,297,095
PVH	44,387		4,894,111
			9,191,206
Diversified Financials--6.7%
Ameriprise Financial	64,725		8,086,742
Berkshire Hathaway, Cl. B	67,792	a	9,755,947
Goldman Sachs Group	40,117		6,916,572
Invesco	117,610		4,319,815
Voya Financial	226,895		8,851,174
			37,930,250
Energy--9.8%
Anadarko Petroleum	76,755		6,274,721
EOG Resources	34,704		3,089,697
Marathon Oil	215,112		5,721,979
Occidental Petroleum	245,487		19,638,960
Phillips 66	72,829		5,121,335
Schlumberger	87,927		7,244,306
Valero Energy	165,361		8,744,290
			55,835,288
Food & Staples Retailing--3.3%
Costco Wholesale	36,492		5,217,991
CVS Health	137,212		13,468,730
			18,686,721
Food, Beverage & Tobacco--6.0%
Coca-Cola Enterprises	170,994		7,198,847
ConAgra Foods	159,849		5,663,450
Molson Coors Brewing, Cl. B	125,268		9,511,599
Mondelez International, Cl. A	179,833		6,337,315
Philip Morris International	69,314		5,561,755
			34,272,966
Health Care Equipment & Services--6.4%
Cardinal Health	75,062		6,244,408
McKesson	22,832		4,855,225
Medtronic	110,986		7,924,400

Omnicare	87,329		6,547,928
UnitedHealth Group	99,120		10,531,500
			36,103,461
Insurance--2.4%
American International Group	54,545		2,665,614
Hartford Financial Services Group	159,979		6,223,183
Prudential Financial	60,130		4,562,664
			13,451,461
Materials--5.2%
Dow Chemical	56,933		2,571,094
International Paper	80,255		4,226,228
Martin Marietta Materials	76,109		8,199,984
Potash Corp of Saskatchewan	80,997		2,959,630
Praxair	40,682		4,905,842
Vulcan Materials	97,911		6,903,705
			29,766,483
Media--3.8%
Interpublic Group of Companies	286,466		5,712,132
Omnicom Group	138,103		10,053,898
Twenty-First Century Fox, Cl. A	167,485		5,553,803
			21,319,833
Pharmaceuticals, Biotech & Life Sciences--10.9%
AbbVie	199,742		12,054,430
Amgen	35,984		5,478,924
Biogen Idec	21,871	a	8,511,318
Eli Lilly & Co.	41,225		2,968,200
Gilead Sciences	91,777	a	9,620,983
Merck & Co.	152,389		9,186,009
Pfizer	441,926		13,810,188
			61,630,052
Retailing--2.2%
Lowe's	124,984		8,468,916
Ulta Salon, Cosmetics & Fragrance	32,293	a	4,260,738
			12,729,654
Semiconductors & Semiconductor Equipment--4.2%
Applied Materials	482,643		11,023,566
Microchip Technology	162,481	b	7,327,893
Texas Instruments	102,915		5,500,807
			23,852,266
Software & Services--8.2%
Accenture, Cl. A	102,997		8,654,838
Facebook, Cl. A	85,882	a	6,519,303
Google, Cl. A	11,714	a	6,296,861
Google, Cl. C	14,690	a	7,852,099
salesforce.com	143,590	a	8,105,655
Visa, Cl. A	34,706		8,846,906
			46,275,662
Technology Hardware & Equipment--9.6%
Apple	243,336		28,509,246
Cisco Systems	633,878		16,712,193
EMC	360,489		9,347,480
			54,568,919
Telecommunication Services--.3%
Windstream Holdings	239,971	b	1,907,769
Transportation--.6%
Delta Air Lines	71,022		3,360,051
Utilities--.8%
Exelon	122,673		4,421,135
Total Common Stocks

(cost $476,762,022)		564,869,547

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,277,148)	5,277,148 [c]	5,277,148
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,014,057)	5,014,057 [c]	5,014,057
Total Investments (cost $487,053,227)	101.4%	575,160,752
Liabilities, Less Cash and Receivables	(1.4%)	(8,093,408)
Net Assets	100.0%	567,067,344

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2015, the value of the fund’s securities on loan was $7,439,263 and the value of the collateral held by the fund was $7,862,714, consisting of cash collateral of $ 5,014,057 and U.S. Government &
Agency securities valued at $2,848,657.
c Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $88,107,525 of which $97,408,875 related to appreciated investment securities and $9,301,350 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	10.9
Banks	10.1
Energy	9.8
Technology Hardware & Equipment	9.6
Software & Services	8.2
Capital Goods	6.8
Diversified Financials	6.7
Health Care Equipment & Services	6.4
Food, Beverage & Tobacco	6.0
Materials	5.2
Semiconductors & Semiconductor Equipment	4.2
Media	3.8
Food & Staples Retailing	3.3
Insurance	2.4
Retailing	2.2
Money Market Investments	1.8
Consumer Durables & Apparel	1.6
Utilities	.8
Automobiles & Components	.7
Transportation	.6
Telecommunication Services	.3
101.4
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	557,612,822	-	-	557,612,822
Equity Securities - Foreign Common Stocks+	7,256,725	-	-	7,256,725
Mutual Funds+	10,291,205	-	-	10,291,205
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
January 31, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--13.0%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/17/15	8,000,000		8,000,000
Citibank N.A.
0.19%, 2/19/15	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 2/3/15	5,000,000		5,000,000
Toronto Dominion Bank NY (Yankee)
0.24%, 2/6/15	5,000,000	a	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $23,000,000)			23,000,000
Commercial Paper--35.5%
Barclays US CCP Funding LLC
0.10%, 2/2/15	7,000,000	b	6,999,981
BNP Paribas Finance Inc.
0.23%, 4/21/15	8,000,000		7,995,962
Commonwealth Bank of Australia
0.25%, 2/20/15	5,000,000	a,b	5,000,000
DBS Bank Ltd./Singapore
0.24%, 7/6/15	5,000,000	b	4,994,833
Erste Abwicklungsanstalt
0.26%, 7/17/15	8,000,000	b	7,990,409
General Electric Capital Corp.
0.15%, 3/6/15	7,000,000		6,999,037
Nordea Bank AB
0.23%, 4/2/15	7,000,000	b	6,997,375
Svenska Handelsbanken Inc
0.20%, 3/16/15	5,000,000	b	4,998,835
United Overseas Bank Ltd.
0.23%, 2/12/15	5,000,000	b	4,999,649
Westpac Banking Corp.
0.25%, 2/9/15	6,000,000	a,b	6,000,000
Total Commercial Paper
(cost $62,976,081)			62,976,081
Asset-Backed Commercial Paper--20.9%
Alpine Securitization Corp.
0.22%, 3/11/15	5,000,000	b	4,998,839
Antalis U.S. Funding Corp.
0.16%, 2/13/15	8,000,000	b	7,999,573
Bedford Row Funding
0.26%, 7/6/15	5,000,000	b	4,994,403
Collateralized Commercial Paper II Co., LLC
0.30%, 6/9/15	5,000,000	b	4,994,667
Metlife Short Term Funding LLC
0.16%, 4/13/15	8,000,000	b	7,997,476
Regency Markets No. 1 LLC
0.15%, 2/23/15	6,000,000	b	5,999,450
Total Asset-Backed Commercial Paper

(cost $36,984,408)		36,984,408
Time Deposits--11.9%
Credit Agricole (Grand Cayman)
0.06%, 2/2/15	7,000,000	7,000,000
DNB Bank (Grand Cayman)
0.05%, 2/2/15	7,000,000	7,000,000
Lloyds Bank (London)
0.05%, 2/2/15	7,000,000	7,000,000
Total Time Deposits
(cost $21,000,000)		21,000,000
Repurchase Agreements--18.7%
Barclays Capital, Inc.
0.05%, dated 1/30/15, due 2/2/15 in the amount of
$13,000,054 (fully collateralized by $12,838,400 U.S.
Treasury Notes, 2%, due 10/31/21, value $13,260,021)	13,000,000	13,000,000
TD Securities (USA) LLC
0.05%, dated 1/30/15, due 2/2/15 in the amount of
$20,000,083 (fully collateralized by $20,339,500 U.S.
Treasury Notes, 0.63%, due 12/31/16, value
$20,400,070)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $33,000,000)		33,000,000
Total Investments (cost $176,960,489)	100.0%	176,960,489
Liabilities, Less Cash and Receivables	(.0%)	(34,300)
Net Assets	100.0%	176,926,189

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to $84,965,490 or 48.0% of net assets.

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	176,960,489
Level 3 - Significant Unobservable Inputs	-
Total	176,960,489

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Opportunistic Emerging Markets Debt Fund
January 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--98.3%		Rate (%)	Date	Amount ($) [a]		Value ($)
Austria--1.2%
JBS Investments GMBH,
Gtd. Notes		7.25	4/3/24	200,000		199,100
Brazil--14.5%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes		5.75	9/26/23	200,000		207,930
Braskem Finance,
Gtd. Bonds		6.45	2/3/24	200,000		195,500
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/15	100,000	b	36,575
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	930,000		336,742
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	2,050,000		701,206
BRF,
Sr. Unscd. Notes		4.75	5/22/24	200,000	c	200,240
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	400,000		386,000
Odebrecht Finance,
Gtd. Notes		7.13	6/26/42	200,000		147,500
Oi,
Sr. Unscd. Notes		5.75	2/10/22	210,000		184,538
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000		91,940
						2,488,171
Chile--3.5%
Empresa Nacional del Petroleo,
Sr. Unscd. Notes		4.38	10/30/24	200,000	c	200,074
ENTEL Chile,
Sr. Unscd. Notes		4.75	8/1/26	200,000	c	204,744
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	200,000		198,553
						603,371
China--3.6%
Alibaba Group Holding,
Gtd. Notes		3.60	11/28/24	200,000	c	203,741
China Cinda Finance,
Gtd. Notes		5.63	5/14/24	210,000	c	224,358
Country Garden Holdings,
Gtd. Bonds		7.25	4/4/21	200,000	c	196,000
						624,099
Colombia--8.4%
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	735,900,000		313,662
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	784,400,000		399,115
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	153,000,000		67,759
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	170,000,000	c	70,139
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,022,000,000		447,544
Findeter,

Sr. Unscd. Notes	COP	7.88	8/12/24	335,000,000	c	140,810
						1,439,029
Curacao--1.0%
SUAM Finance,
Gtd. Notes		4.88	4/17/24	175,000	c	177,994
Dominican Republic--.6%
Dominican Republic Government,
Sr. Unscd. Notes		6.85	1/27/45	110,000	c	111,650
Hungary--2.6%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	200,000	c	226,039
Hungarian Export-Import Bank,
Govt. Gtd. Bonds		4.00	1/30/20	200,000	c	202,250
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	4,600,000		21,057
						449,346
India--1.5%
Rolta Americas,
Gtd. Notes		8.88	7/24/19	280,000	c	254,800
Indonesia--7.4%
Indo Energy Finance,
Sr. Scd. Notes		7.00	5/7/18	200,000		159,110
Indonesian Government,
Sr. Unscd. Notes		5.13	1/15/45	200,000	c	213,000
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	2,730,000,000		196,673
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/17/38	100,000		138,250
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	171,000,000		14,692
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,000,000,000		173,424
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	1,472,000,000		134,722
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,107,000,000		168,759
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR44	IDR	10.00	9/15/24	761,000,000		71,839
						1,270,469
Ivory Coast--1.1%
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/24	200,000		190,000
Jamaica--1.1%
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	200,000		181,690
Kazakhstan--1.1%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000		183,570
Kenya--1.2%
Kenyan Government,
Notes		6.88	6/24/24	200,000		210,500
Macau--1.1%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		189,000
Mauritius--1.2%
MTN Mauritius Investments,
Gtd. Notes		4.76	11/11/24	200,000	c	203,000
Mexico--16.8%
American Movil,
Gtd. Notes	MXN	8.46	12/18/36	2,600,000		184,595

CEMEX Espana,
Sr. Scd. Notes		9.88	4/30/19	300,000		328,500
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	200,000		212,100
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		219,000
Metalsa,
Gtd. Notes		4.90	4/24/23	235,000		212,003
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	225,000		93,656
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	405,000		29,429
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	2,000,000		182,063
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	2,102,000		212,072
Mexichem,
Gtd. Notes		5.88	9/17/44	200,000	c	195,700
Petroleos Mexicanos,
Gtd. Notes		4.25	1/15/25	80,000	c	78,984
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	1,440,000		99,189
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	5,055,000	c	348,196
Red de Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	2,700,000		176,605
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		113,628
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		203,500
						2,889,220
Morocco--1.3%
OCP,
Sr. Unscd. Notes		5.63	4/25/24	200,000		218,774
Panama--1.2%
Panamanian Government,
Sr. Unscd. Bonds, Ser. A		5.63	7/25/22	180,000		200,048
Peru--2.8%
BBVA Banco Continental,
Sub. Notes		5.25	9/22/29	120,000	c,d	123,132
Corporacion Financiera de
Desarrollo, Sr. Unscd. Notes		4.75	2/8/22	200,000		212,000
Fondo Mivivienda SA,
Sr. Unscd. Notes		3.50	1/31/23	150,000		147,102
						482,234
Poland--1.2%
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	585,000		201,895
Russia--6.2%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		53,662
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	200,000	c	151,000
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,700,000		200,364
Russian Agricultural Bank,
Sr. Unscd. Notes		5.30	12/27/17	200,000		168,230
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	100,000		88,020
Russian Agricultural Bank,

Sr. Unscd. Notes	RUB	8.63	2/17/17	5,900,000		70,851
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	1,455,000		13,400
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	200,000		136,716
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	275,000		190,927
						1,073,170
South Africa--6.4%
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	4,330,000		353,718
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	275,000		24,920
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	4,690,000		514,100
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	c	198,234
						1,090,972
Thailand--1.6%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	8,800,000	e	272,068
Turkey--9.7%
Akbank TAS,
Sr. Unscd. Notes		4.00	1/24/20	200,000	c	198,550
Turk Telekomunikasyon,
Sr. Unscd. Notes		4.88	6/19/24	200,000	c	203,620
Turkish Government,
Sr. Unscd. Notes		4.88	4/16/43	200,000		210,230
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	465,000		187,374
Turkish Government,
Bonds	TRY	8.80	9/27/23	320,000		145,199
Turkish Government,
Bonds	TRY	10.50	1/15/20	1,083,255		510,232
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	200,000	c	205,758
						1,660,963
Total Bonds and Notes
(cost $18,665,101)						16,865,133
				Face Amount
				Covered by
Options Purchased--.0%				Contracts ($)		Value ($)
Call Options
Mexican New Peso,
January 2015 @ MXN 14.8
(cost $3,120)				400,000		5,107
				Principal
Short-Term Investments--.1%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.01%, 2/19/15
(cost $25,000)				25,000	[f]	25,000

Other Investment--3.0%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $515,000)				515,000	[g]	515,000
Total Investments (cost $19,208,221)				101.4%		17,410,240
Liabilities, Less Cash and Receivables				(1.4%)		(247,249)
Net Assets				100.0%		17,162,991

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
PLN--Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
ZAR--South African Rand
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $4,532,013 or 26.4% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f	Held by or on behalf of a counterparty for open financial futures contracts.
g	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $1,797,981 of which $192,362 related to appreciated investment securities and $1,990,343 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	63.6
Corporate Bonds	34.7
Short-Term/Money Market Investments	3.1
101.4
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	9	(1,177,875)	March 2015	(33,416)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring:
2/3/2015	a	195,000	74,077	72,583	(1,494)
3/3/2015	b	850,000	327,667	314,116	(13,551)

Euro,
Expiring
2/27/2015	c	150,000	170,668	169,539	(1,129)

Hungarian Forint,
Expiring
2/27/2015	b	38,060,000	137,747	138,274	527

Indian Rupee,
Expiring
3/31/2015	d	32,865,000	530,444	523,870	(6,574)

Malaysian Ringgit,
Expiring
2/27/2015	d	3,010,000	834,889	827,770	(7,119)

Philippines Peso,
Expiring
2/27/2015	e	2,170,000	48,973	49,158	185

Polish Zloty,
Expiring:
2/27/2015	b	855,000	228,892	230,598	1,706
2/27/2015	f	525,000	140,619	141,595	976
2/27/2015	g	935,000	250,067	252,175	2,108

South Korean Won,
Expiring
2/27/2015	d	100,200,000	91,008	91,526	518

Thai Baht,
Expiring:
2/27/2015	b	1,580,000	48,437	48,208	(229)
2/27/2015	f	930,000	28,501	28,375	(126)

Turkish Lira,
Expiring

2/27/2015	b	380,000	160,996	154,432	(6,564)

Sales:			Proceeds ($)

Brazilian Real,
Expiring
2/3/2015	b	195,000	75,728	72,583	3,145

Colombian Peso,
Expiring:
2/27/2015	b	153,840,000	64,341	62,875	1,466
2/27/2015	d	1,514,010,000	637,153	618,777	18,376
2/27/2015	e	215,000,000	89,695	87,871	1,824
2/27/2015	g	368,180,000	152,253	150,476	1,777

Indonesian Rupiah,
Expiring
2/27/2015	d	384,310,000	30,685	30,206	479

Mexican New Peso,
Expiring
2/27/2015	c	1,470,000	100,704	97,893	2,811

Peruvian New Sol,
Expiring
2/27/2015	d	625,000	207,503	203,242	4,261

Romanian Leu,
Expiring
2/27/2015	b	460,000	118,676	117,148	1,528

Singapore Dollar,
Expiring:
2/27/2015	c	110,000	81,921	81,260	661
2/27/2015	d	120,000	88,586	88,646	(60)

South African Rand,
Expiring
2/27/2015	b	9,195,000	800,582	786,334	14,248

South Korean Won,
Expiring
2/27/2015	b	566,420,000	524,949	517,388	7,561

Gross Unrealized Appreciation					64,157
Gross Unrealized Depreciation					(36,846)

Counterparties:
a Morgan Stanley Capital Services
b JP Morgan Chase Bank
c Goldman Sachs International
d Citigroup
e Credit Suisse
f Barclays Bank
g Deutsche Bank

PORTFOLIO_ID	SECURITY_ID	LONG_SHORT_TX	SHARES_PAR_VALUE	TRANS_CURRENCY	MARKET_VALUE
10071818	99RUCDSA4	LONG	400,000.00	USD	(17,322.48)

CURRENT_PRICE	Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)
-	400,000	Russian Federation, 7.5%, 03/31/2030	J.P. Morgan Chase	1.00	597.87

Expriration	Value	Payable ($)	UPF_CRG_RMNG	P_ICM_AC_UNPD_AT	R_ICM_AC_UNPD_AT
12/20/2015	(16,867)	(3,415)	(3,415.24)	-	455.56

	P_ICM_AC_UNPD_AT	R_ICM_AC_UNPD_AT	(Depreciation) ($)	Buy / Sell
(13,907.24)	-	455.56	(13,452)	Sell
Gross Unrealized Depreciation			(13,452)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	5,951,968	-	5,951,968
Foreign Government	-	10,913,165	-	10,913,165
Mutual Funds	515,000	-	-	515,000
U.S. Treasury	-	25,000	-	25,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	64,157	-	64,157
Options Purchased	-	5,107	-	5,107
Swaps++	-	-	-	-
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(33,416)	-	-	(33,416)
Forward Foreign Currency Exchange Contracts++	-	(36,846)	-	(36,846)
Swaps++		(13,452)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--92.8%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--3.1%
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C	2.65	10/20/22	1,475,000	b	1,487,358
DB Master Finance LLC,
Ser. 2015-1A, Cl. A2I	3.26	2/20/45	1,000,000	b	1,010,450
Dell Equipment Finance Trust,
Ser. 2014-1, Cl. D	2.68	6/22/20	3,402,000	b	3,421,289
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A	3.19	3/18/26	4,350,000	b	4,348,618
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	4,000,000	b	4,041,000
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	2,710,000	b	2,732,981
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B	2.42	10/15/21	1,560,000	b,c	1,579,500
Trafigura Securitisation Finance,
Ser. 2012-1A, Cl. B	4.17	10/15/15	1,065,000	b,c	1,068,110
					19,689,306
Asset-Backed Ctfs./Auto Receivables--9.1%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.52	6/15/17	235,000	b,c	236,220
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	b	165,133
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. D	2.57	7/8/20	3,155,000		3,142,893
AmeriCredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		715,942
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. D	3.07	11/9/20	2,250,000		2,275,889
AmeriCredit Automobile Receivables
Trust, Ser. 2014-3, Cl. D	3.13	10/8/20	1,915,000		1,941,586
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	b	254,652
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,000,000		2,002,989
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	185,000		185,764
Capital Auto Receivables Asset
Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	1,250,000		1,263,946
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	955,000	b	957,184
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	2,885,000	b	2,920,373
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	5,245,000	b	5,298,116
DT Auto Owner Trust,
Ser. 2013-2A, Cl. D	4.18	6/15/20	2,575,000	b	2,608,891

DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	3,400,000	b	3,447,974
Exeter Automobile Receivables
Trust, Ser. 2014-1A, Cl. B	2.42	1/15/19	715,000	b	713,629
Exeter Automobile Receivables
Trust, Ser. 2013-1A, Cl. C	3.52	2/15/19	3,680,000	b	3,706,174
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. C	4.35	1/15/19	2,350,000	b	2,394,357
Ford Credit Floorplan Master Owner
Trust, Ser. 2013-1, Cl. D	1.82	1/15/18	300,000		301,679
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	1,400,000		1,397,421
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	2,350,000	b	2,388,816
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. C	1.81	4/15/19	850,000		852,528
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. C	2.25	6/17/19	575,000		582,423
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		608,599
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. D	2.65	8/17/20	3,150,000		3,144,538
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	3,100,000		3,111,723
Santander Drive Auto Receivables
Trust, Ser. 2014-1, Cl. D	2.91	4/15/20	1,225,000		1,238,229
Santander Drive Auto Receivables
Trust, Ser. 2014-4, Cl. D	3.10	11/16/20	2,970,000		3,003,358
Santander Drive Auto Receivables
Trust, Ser. 2014-5, Cl. D	3.21	1/15/21	5,650,000		5,730,849
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		245,638
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. D	2.86	7/15/21	1,875,000	b	1,884,368
					58,721,881
Asset-Backed Ctfs./Home Equity Loans--5.9%
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-ASP3,
Cl. A2C	0.32	6/25/36	689,030	c	639,349
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-HE2,
Cl. A2C	0.33	5/25/36	1,040,565	c	921,476
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2004-HE4,
Cl. M2	1.14	12/25/34	314,164	c	308,310
Argent Securities Trust,
Ser. 2006-M1, Cl. A2B	0.26	7/25/36	10,176,216	c	4,585,469
Asset Backed Funding Certificates
Trust, Ser. 2006-OPT3, Cl. A3B	0.33	11/25/36	311,435	c	169,762
Asset Backed Funding Certificates
Trust, Ser. 2007-NC1, Cl. A1	0.39	5/25/37	6,301,502	b,c	6,065,183
Bear Stearns Asset Backed
Securities Trust,

Ser. 2004-FR2, Cl. M3	1.97	6/25/34	702,676	c	679,391
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.94	7/25/36	205,844	c	215,518
Colony American Homes,
Ser. 2014-1A, Cl. E	3.05	5/17/31	1,100,000	b,c	1,061,569
Countrywide Asset-Backed
Certificates, Ser. 2004-1,
Cl.M5	1.74	1/25/34	2,204,994	c	2,034,151
Ellington Loan Acquisition Trust,
Ser. 2007-2, Cl. A2B	1.12	5/25/37	5,425,000	b,c	5,162,186
First Franklin Mortgage Loan Trust
Asset Backed Certificates,
Ser. 2006-FF7, Cl. 2A3	0.32	5/25/36	790,903	c	643,873
First Franklin Mortgage Loan Trust
Asset Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.33	4/25/36	4,928,303	c	4,170,606
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.16	1/25/35	191,858	c	185,029
HSI Asset Securitization Corp.
Trust, Ser. 2007-WF1, Cl. 2A3	0.34	5/25/37	3,078,912	c	2,993,653
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE1, Cl. A3	0.36	5/25/35	332,814	c	327,830
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	1,097,324	c	1,108,762
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	0.99	2/25/34	31,830	c	30,565
MASTR Asset Backed Securities
Trust, Ser. 2006-HE2, Cl. A3	0.32	6/25/36	1,276,498	c	711,243
MASTR Asset Backed Securities
Trust, Ser. 2006-AM2, Cl. A3	0.34	6/25/36	1,418,995	c	1,144,246
Morgan Stanley ABS Capital I
Trust, Ser. 2006-NC4, Cl. A2C	0.32	6/25/36	521,697	c	478,246
Morgan Stanley Home Equity Loan
Trust, Ser. 2006-3, Cl. A3	0.33	4/25/36	512,318	c	389,405
New Century Home Equity Loan
Trust, Ser. 2006-1, Cl. A2B	0.35	5/25/36	1,393,938	c	991,076
NovaStar Mortgage Funding Trust,
Ser. 2006-4, Cl. A2D	0.42	9/25/36	925,508	c	552,048
Residential Asset Mortgage
Products Trust, Ser. 2007-RZ1,
Cl. A2	0.33	2/25/37	1,284,285	c	1,172,625
Securitized Asset Backed
Receivables Trust,
Ser. 2005-FR3, Cl. M1	0.87	4/25/35	253,123	c	250,976
Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2	3.62	8/25/32	1,065,107	c	1,039,157
					38,031,704
Casinos--.9%
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	4,265,000		4,328,975
Pinnacle Entertainment,
Gtd. Notes	7.50	4/15/21	1,135,000		1,186,075

					5,515,050
Commercial Mortgage Pass-Through Ctfs.--10.7%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	863,560	b	873,443
Banc of America Commercial
Mortgage Trust, Ser. 2007-2,
Cl. AJ	5.64	4/10/49	5,930,000	c	5,980,939
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	4,433,000		4,529,165
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.43	12/11/40	525,000	c	520,336
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.71	6/11/40	2,510,000	c	2,594,600
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.88	6/11/50	1,725,000	c	1,780,050
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.16	6/11/50	1,025,000	c	1,021,917
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.52	5/10/35	200,000	b,c	186,270
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.71	12/10/49	2,900,000	c	2,766,351
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	7,840,000		7,984,691
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,835,000	b	2,741,872
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2014-INN, Cl. E	3.77	6/15/29	3,375,000	b,c	3,384,082
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	730,000		758,332
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	4,175,000	c	4,348,381
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LD12, Cl. AJ	6.01	2/15/51	6,405,000	c	6,561,497
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C6, Cl. AJ	6.13	7/15/40	1,573,000	c	1,645,862
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.69	5/12/39	2,740,000	c	2,761,679
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	4,600,000		4,651,219
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,310,000	c	1,269,978
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.70	4/15/49	2,400,000	c	2,522,987
Wachovia Bank Commercial Mortgage

Trust, Ser. 2006-C29, Cl. AJ	5.37	11/15/48	1,440,000	c	1,454,340
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	4,175,000	c	4,263,600
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. AJ	5.72	6/15/49	3,950,000	c	4,057,641
					68,659,232
Consumer Discretionary--4.4%
Acosta,
Sr. Unscd. Notes	7.75	10/1/22	3,640,000	b	3,685,500
CCOH Safari,
Gtd. Notes	5.50	12/1/22	650,000		660,562
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,820,000	d	1,929,200
Directv Holdings/Financing,
Gtd. Notes	3.95	1/15/25	2,350,000		2,471,427
DISH DBS,
Gtd. Notes	6.75	6/1/21	2,000,000		2,177,500
JC Penney,
Gtd. Bonds	8.13	10/1/19	2,315,000		2,118,225
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	2,175,000	b,d	2,262,000
Numericable -SFR,
Sr. Scd. Bonds	6.00	5/15/22	800,000	b	819,320
Numericable -SFR,
Sr. Scd. Bonds	6.25	5/15/24	350,000	b	362,687
Sinclair Television Group,
Gtd. Notes	5.38	4/1/21	1,995,000		2,009,962
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	2,650,000	b	2,630,125
Sky,
Gtd. Notes	3.75	9/16/24	3,625,000	b	3,799,692
Time Warner,
Gtd. Debs.	4.65	6/1/44	2,245,000		2,516,149
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	900,000		1,076,388
					28,518,737
Consumer Staples--1.5%
Dollar General,
Sr. Unscd. Notes	3.25	4/15/23	2,220,000		2,164,493
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	1,925,000	b	1,989,545
HJ Heinz,
Scd. Notes	4.88	2/15/25	2,930,000	b	2,944,650
Minerva Luxembourg,
Gtd. Notes	7.75	1/31/23	2,400,000	b	2,316,000
					9,414,688
Energy--6.1%
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	1,665,000		2,129,465
Antero Resources Finance,
Gtd. Notes	6.00	12/1/20	2,750,000		2,750,000
California Resources,
Gtd. Notes	6.00	11/15/24	640,000	b,d	524,000

Cimarex Energy,
Gtd. Notes		5.88	5/1/22	1,055,000		1,105,112
Continental Resources,
Gtd. Notes		3.80	6/1/24	1,025,000		928,485
Freeport-McMoran Oil & Gas,
Gtd. Notes		6.88	2/15/23	6,501,000		7,190,756
Halcon Resources,
Gtd. Notes		8.88	5/15/21	2,175,000	d	1,457,250
Kinder Morgan,
Gtd. Notes		5.30	12/1/34	1,230,000		1,293,972
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	1,425,000		1,533,950
Kinder Morgan,
Gtd. Notes		7.80	8/1/31	2,325,000		2,865,128
Kinder Morgan Energy Partners,
Gtd. Notes		5.40	9/1/44	2,470,000		2,640,045
Marathon Petroleum,
Sr. Unscd. Notes		4.75	9/15/44	1,175,000		1,158,282
NRG Energy,
Gtd. Notes		6.25	7/15/22	2,850,000		2,942,625
Range Resources,
Gtd. Notes		5.00	3/15/23	2,720,000	d	2,692,800
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	1,500,000	b	1,335,000
Targa Resources Partners,
Gtd. Notes		5.00	1/15/18	3,150,000	b	3,220,245
Transocean,
Gtd. Notes		2.50	10/15/17	3,055,000		2,681,477
Unit,
Gtd. Notes		6.63	5/15/21	1,055,000		996,975
						39,445,567
Financial--15.9%
AerCap Ireland Capital,
Sr. Unscd. Notes		5.00	10/1/21	1,350,000	b	1,437,750
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,500,000	c	2,064,851
Ally Financial,
Gtd. Notes		8.00	11/1/31	2,950,000		3,816,563
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	5,850,000	c	6,916,202
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes		2.00	2/6/17	8,215,000	d	7,893,695
Army Hawaii Family Housing,
Scd. Bonds		0.59	6/15/50	6,675,000	b,c	6,201,075
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	3,895,000	c	4,655,026
Bank of America,
Sub. Notes		4.25	10/22/26	2,900,000		3,015,501
Bank of America,
Sub. Notes		6.11	1/29/37	2,125,000		2,629,998
Barclays,
Sub. Notes		4.38	9/11/24	4,825,000		4,898,017

Credit Suisse Group,
Sub. Notes		6.50	8/8/23	1,600,000	b	1,781,102
General Electric Capital,
Sub. Debs.		6.38	11/15/67	4,900,000	c	5,321,890
General Motors Financial,
Gtd. Notes		1.81	1/15/20	3,575,000	c	3,585,957
General Motors,
Sr. Unscd. Notes		5.20	4/1/45	2,970,000		3,326,804
Genworth Holdings,
Gtd. Notes		7.70	6/15/20	1,540,000		1,560,524
HSBC Holdings,
Jr. Sub. Bonds		5.63	12/29/49	2,110,000	c,d	2,141,650
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	1,425,000	b	1,403,625
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	2,690,000	b	2,696,725
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,620,000		3,715,025
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	1,190,000		1,463,700
Intesa Sanpaolo,
Sub. Notes		5.02	6/26/24	4,300,000	b	4,437,144
Intesa Sanpaolo,
Gtd. Bonds		5.25	1/12/24	2,000,000		2,290,650
Liberty Mutual Group,
Gtd. Bonds		4.85	8/1/44	2,200,000	b	2,412,641
Lloyds Banking Group,
Sub. Notes		4.50	11/4/24	3,075,000		3,242,560
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	2,373,000	c,d	2,432,325
Morgan Stanley,
Sub. Notes		4.35	9/8/26	1,260,000		1,320,295
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,960,000	c	2,218,512
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	4,015,000		4,506,219
Wells Fargo & Co.,
Sub. Notes		4.65	11/4/44	3,100,000		3,430,891
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	4,867,000	b,c	5,170,180
						101,987,097
Foreign/Governmental--17.2%
Argentine Government,
Bonds, Ser. X		7.00	4/17/17	140,000		135,450
Argentine Government,
Sr. Unscd. Notes		11.75	10/5/15	3,675,000		3,675,000
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	7,400,000		5,934,690
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	30,050,000		10,880,760
Caixa Economica Federal,
Sr. Unscd. Notes		4.25	5/13/19	5,200,000	b,d	5,161,000
Colombian Government,

Bonds, Ser. B	COP	10.00	7/24/24	34,800,000,000		17,706,782
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	1,340,000	b	1,143,690
Indonesian Government,
Sr. Unscd. Notes		4.13	1/15/25	6,200,000	b	6,401,500
Italian Government,
Bonds	EUR	4.75	9/1/44	1,910,000	b	3,085,998
Latvian Government,
Unscd. Notes	EUR	2.63	1/21/21	3,250,000		4,105,101
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	149,600,000		13,618,336
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	2,925,000		3,493,632
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	21,750,000		15,721,910
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	10/15/25	4,850,000	b	5,624,610
Romanian Government,
Sr. Unscd. Notes	EUR	2.88	10/28/24	4,290,000		5,253,960
Romanian Government,
Sr. Unscd. Notes	EUR	3.63	4/24/24	2,150,000		2,766,580
Spanish Government,
Bonds	EUR	5.15	10/31/44	3,480,000	b	6,101,286
						110,810,285
Health Care--3.7%
Actavis Funding Services,
Gtd. Notes		4.85	6/15/44	1,350,000		1,414,519
Actavis,
Gtd. Notes		4.63	10/1/42	1,267,000		1,287,506
Biomet,
Gtd. Notes		6.50	8/1/20	1,955,000		2,089,406
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	2,625,000		2,801,203
DaVita HealthCare Partners,
Gtd. Notes		5.13	7/15/24	2,790,000		2,872,793
Fresenius Medical Care II,
Gtd. Notes		4.13	10/15/20	1,200,000	b	1,237,500
Fresenius Medical Care II,
Gtd. Notes		4.75	10/15/24	2,160,000	b	2,284,200
Medtronic,
Sr. Unscd. Notes		4.38	3/15/35	2,550,000	b	2,838,696
Medtronic,
Sr. Unscd. Notes		4.63	3/15/45	2,050,000	b	2,369,827
Perrigo Finance,
Gtd. Notes		4.90	12/15/44	1,450,000		1,617,463
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	2,435,000		2,751,550
						23,564,663
Industrial--2.5%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	2,680,000	b	2,535,950
AECOM Technology,
Gtd. Notes		5.75	10/15/22	460,000	b	482,425

AECOM Technology,
Gtd. Notes	5.88	10/15/24	3,175,000	b	3,321,844
Algeco Scotsman Global Finance,
Sr. Scd. Notes	8.50	10/15/18	1,000,000	b,d	985,000
Algeco Scotsman Global Finance,
Gtd. Notes	10.75	10/15/19	1,125,000	b	866,250
Ashtead Capital,
Scd. Notes	5.63	10/1/24	3,545,000	b	3,695,663
Schaeffler Holding Finance,
Sr. Scd. Notes	6.75	11/15/22	1,985,000	b	2,133,875
Schaeffler Holding Finance,
Sr. Scd. Notes	6.88	8/15/18	2,174,000	b	2,282,700
					16,303,707
Information Technology--.7%
First Data,
Gtd. Notes	11.75	8/15/21	2,987,000		3,453,719
Open Text,
Gtd. Notes	5.63	1/15/23	1,150,000	b,d	1,184,500
					4,638,219
Materials--1.3%
Ardagh Packaging Finance,
Sr. Scd. Notes	3.24	12/15/19	1,315,000	b,c	1,267,331
Ardagh Packaging Finance,
Gtd. Notes	6.75	1/31/21	1,725,000	b,d	1,694,813
Beverage Packaging Holdings II,
Gtd. Notes	6.00	6/15/17	2,806,000	b	2,762,142
BWAY Holding,
Sr. Unscd. Notes	9.13	8/15/21	2,175,000	b	2,183,156
Glencore Finance Canada,
Gtd. Notes	5.55	10/25/42	330,000	b,c	326,334
TMK OAO,
Sr. Unscd. Notes	7.75	1/27/18	550,000		353,694
					8,587,470
Municipal Bonds--.2%
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.25	7/1/42	1,490,000		1,013,155
Residential Mortgage Pass-Through Ctfs.--2.3%
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1	2.50	5/25/35	1,574,285	c	1,549,466
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	108,632		112,010
Countrywide Alternative Loan
Trust, Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	291,472		295,289
CS First Boston Commercial
Mortgage Trust, Ser. 2005-8,
Cl. 9A4	5.50	9/25/35	908,271		841,266
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Notes, Ser. 15-DN1, Cl. M3	4.32	1/25/25	1,875,000	c,e	1,904,036
Federal National Mortgage
Association Connecticut Avenue
Securities, Ser. 2014-C02,

Cl. 1M2		2.77	5/25/24	3,640,000	c,e	3,234,196
Residential Asset Securitization
Trust, Ser. 05-A4, Cl. A1		0.62	4/25/35	1,766,486	c	1,363,651
Residential Funding Mortgage
Securities Trust,
Ser. 2005-S9, Cl. A9		5.50	12/25/35	888,717		879,338
Structured Adjustable Rate
Mortgage Loan Trust,
Ser. 2005-17, Cl. 4A3		4.73	8/25/35	1,110,305	c	1,092,695
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A		6.25	6/25/34	180,000	c	185,397
WaMu Mortgage Pass-Through
Certificates Trust,
Ser. 2006-AR16, Cl. 2A1		2.01	12/25/36	2,876,112	c	2,439,757
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR12, Cl. 2A11		2.62	6/25/35	869,632	c	865,937
						14,763,038
Telecommunication Services--5.9%
Alcatel-Lucent USA,
Sr. Unscd. Debs.		6.45	3/15/29	3,825,000		3,710,250
Altice,
Sr. Scd. Notes		7.75	5/15/22	2,640,000	b	2,739,000
Altice Financing SA,
Sr. Scd. Notes		6.63	2/15/23	450,000	b	450,000
CommScope,
Gtd. Notes		5.50	6/15/24	2,175,000	b	2,112,469
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	2,850,000	b	2,679,000
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	4,825,000	b	4,718,850
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	1,165,000		1,328,100
iHeartCommunications,
Sr. Scd. Notes		9.00	3/1/21	2,175,000		2,117,906
Intelsat Jackson Holding,
Gtd. Notes		7.50	4/1/21	1,535,000		1,632,856
Intelsat Jackson Holdings,
Gtd. Notes		7.25	4/1/19	1,035,000		1,078,987
Intelsat Luxembourg,
Gtd. Bonds		7.75	6/1/21	3,750,000	d	3,731,250
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	1,115,000		1,142,875
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	775,000		800,188
T-Mobile USA,
Gtd. Notes		6.38	3/1/25	790,000		805,800
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	1,355,000		1,409,200
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,470,000	b	2,346,970

West,
Gtd. Notes	5.38	7/15/22	3,550,000	b	3,408,000
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	1,575,000	b	1,531,688
					37,743,389
U.S. Government Agency/Mortgage-Backed--.3%
Government National Mortgage Association I:
Ser. 2011-53 (Interest
Only) 0.33%, 5/16/51			887,494	c,f	33,465
Ser. 2012-125 (Interest
Only) 0.86%, 2/16/53			29,087,924	c,f	2,010,674
Ser. 2011-77 (Interest
Only) 1.06%, 4/16/42			782,255	c,f	34,761
					2,078,900
Utilities--1.1%
AES,
Sr. Unscd. Notes	7.38	7/1/21	3,680,000		4,094,000
CCOH Safari,
Gtd. Notes	5.75	12/1/24	1,725,000		1,753,031
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	450,000	b	462,938
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	720,000	b	744,300
Dynegy Finance I/II,
Sr. Scd. Notes	7.63	11/1/24	175,000	b	180,469
					7,234,738
Total Bonds and Notes
(cost $604,771,877)					596,720,826

Floating Rate Loan Interests--1.3%
Consumer Staples--.1%
HJ Heinz,
Term B-2 Loan	3.50	6/5/20	861,557	c	861,449
Energy--.6%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	6,154,833	c	3,800,610
Health Care--.1%
Valeant Pharmaceuticals
International, Term D2 Loan	3.75	2/13/19	714,269	c	710,419
Materials--.5%
ABC Supply,
Term B Loan	3.50	4/16/20	1,587,940	c	1,552,211
Axalta Coating,
Term B Loan	4.00	2/1/20	782,625	c	768,256
Fortescue Metals Group,
Term B Loan	3.75	6/30/19	818,781	c	720,237
					3,040,704
Total Floating Rate Loan Interests
(cost $10,752,739)					8,413,182
			Face Amount
			Covered by
Options--.2%			Contracts ($)		Value ($)
Call Options--.0%

South African Rand,
February 2015 @ $11.099	400,000,000		188,918
Put Options--.2%
1 Year USD LIBOR-BBA,
November 2015 @ $1.12	303,000,000		402,323
2-Year USD LIBOR-BBA,
March 2015 @ $1.14	222,300,000		10,848
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.80	1,500,000		1
Eurodollar,
March 2015 @ $97.50	510,000,000		12,750
Eurodollar,
June 2015 @ $98.375	158,000,000		359,450
U.S. Treasury 5 Year Notes,
February 2015 @ $118	74,700,000		5,836
			791,208
Total Options
(cost $3,219,334)			980,126
	Principal
Short-Term Investments--1.8%	Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 2/19/15	2,115,000	g	2,114,992
0.04%, 5/21/15	9,247,000	g	9,246,510
Total Short-Term Investments
(cost $11,360,826)			11,361,502

Other Investment--1.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,096,205)	11,096,205	[h]	11,096,205
Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,485,197)	10,485,197	[h]	10,485,197
Total Investments (cost $651,686,178)	99.4%		639,057,038
Cash and Receivables (Net)	.6%		3,859,788
Net Assets	100.0%		642,916,826

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
COP--Colombian Peso
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NZD--New Zealand Dollar

b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $200,912,778 or 31.3% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was
$18,379,973 and the value of the collateral held by the fund was $19,066,377, consisting of cash collateral of
$10,485,197 and U.S. Government & Agency securities valued at $8,581,180.
e The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Notional face amount shown.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $11,260,899 of which $10,222,330 related to appreciated investment securities and $21,483,229 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	44.0
Asset-Backed	18.1
Foreign/Governmental	17.2
Commercial Mortgage-Backed	10.7
Short-Term/Money Market Investments	5.1
Residental Mortgage-Backed	2.3
Floating Rate Loan Interests	1.3
U.S. Government Agency/Mortgage-Backed	.3
Municipal Bonds	.2
Options Purchased	.2
99.4
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)

Financial Futures Long
Australian 10 Year Bonds	907	93,053,424	March 2015	2,453,277
Euro-Bond	162	29,177,793	March 2015	463,356

Financial Futures Short
Long Gilt	162	(30,224,937)	March 2015	(331,565)
U.S. Treasury 2 Year Notes	354	(77,795,925)	March 2015	(225,571)
U.S. Treasury 5 Year Notes	71	(8,615,406)	March 2015	(49,022)
U.S. Treasury 10 Year Notes	453	(59,286,375)	March 2015	(569,829)
U.S. Treasury Long Bonds	30	(4,538,438)	March 2015	(278,251)
U.S. Treasury Ultra Long Bonds	98	(17,535,875)	March 2015	(676,969)

Gross Unrealized Appreciation				2,916,633
Gross Unrealized Depreciation				(2,131,207)

STATEMENT OF OPTIONS WRITTEN
January 31, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options;

Australian Dollar,
February 2015 @ $0.787	12,700,000	(199,211)

Put Options:

1-Year USD LIBOR BBA,
November 2015 @ $1.535	303,000,000	(162,650)

5-Year USD LIBOR BBA,
March 2015 @ $2.19	92,600,000	(1,269)

Eurodollar,
March 2015 @ $97.25	5,100,000	(12,750)

Eurodollar,
June 2015 @ $98.125	1,580,000	(205,400)

U.S. Treasury 5 Year Notes,
February 2015 @ $117	747,000	(5,836)

Total Options Written
(premiums received $1,955,357)		(587,116)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--U.S. Dollar

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
2/3/2015	a	7,930,000	2,968,369	2,951,725	(16,644)

Euro,
Expiring
2/2/2015	b	3,634,672	4,115,176	4,107,160	(8,016)

Indian Rupee,
Expiring
3/31/2015	c	2,003,495,000	32,336,601	31,935,841	(400,760)

Norwegian Krone,
Expiring:
2/27/2015	c	48,200,000	6,299,007	6,233,949	(65,058)
2/27/2015	d	45,300,000	5,810,493	5,858,878	48,385

Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/27/2015	d	14,865,000	11,749,965	11,552,913	197,052

Brazilian Real,
Expiring:
2/3/2015	d	7,930,000	3,093,910	2,951,725	142,185
3/3/2015	d	8,340,000	3,214,987	3,082,028	132,959

British Pound,
Expiring
2/27/2015	b	5,835,000	8,769,297	8,787,104	(17,807)

Colombian Peso,
Expiring:
2/27/2015	a	29,900,000,000	12,535,204	12,220,162	315,042
2/27/2015	c	33,429,240,000	14,068,065	13,662,566	405,499

Euro,
Expiring:
2/27/2015	b	41,488,000	47,185,102	46,892,135	292,967
2/27/2015	d	9,767,000	10,998,472	11,039,228	(40,756)

Hungarian Forint,
Expiring
2/27/2015	d	1,658,375,000	6,008,714	6,024,966	(16,252)

Mexican New Peso,
Expiring
2/27/2015	b	67,695,000	4,637,533	4,508,084	129,449

New Zealand Dollar,
Expiring
2/27/2015	b	39,365,000	29,378,994	28,566,088	812,906

Polish Zloty,
Expiring:
2/27/2015	c	21,035,000	5,627,416	5,673,254	(45,838)
2/27/2015	d	17,600,000	4,711,709	4,746,816	(35,107)

South African Rand,
Expiring
2/27/2015	d	140,800,000	12,259,042	12,040,879	218,163

South Korean Won,
Expiring
2/27/2015	d	10,362,270,000	9,418,533	9,465,271	(46,738)

Swedish Krona,
Expiring
2/27/2015	b	46,095,000	5,578,955	5,572,194	6,761

Thai Baht,
Expiring
2/27/2015	d	205,015,000	6,191,936	6,255,246	(63,310)

Gross Unrealized Appreciation					2,701,368
Gross Unrealized Depreciation					(756,286)

Counterparties:
a	Morgan Stanley Capital Services
b	Goldman Sachs International
c	Citigroup
d	JP Morgan Chase Bank

Notional	Reference
Amount	Entity	Counterparty	Fixed Rate (%)
12,000,000	Markit CMBX.NA.BBB Series 7	Deutsche	3.00

Notional	Reference		(Pay) /Receive
Amount ($)	Entity	Counterparty	Fixed Rate (%)
33,000,000	USD - 3 Month Libor	J.P. Morgan Chase	(2.31)
94,900,000	MXN - 28 Day Libor	Deutsche	6.74
244,400,000	MXN - 28 Day Libor	J.P. Morgan Chase	3.30
16,900,000	MXN - 28 Day Libor	Deutsche	6.47
33,600,000	MXN - 28 Day Libor	Deutsche	(4.67)
14,000,000	NZD - 6 Month Libor	Deutsche	(3.66)
310,000,000	USD - 6 Month Libor	Deutsche	(0.79)
150,000,000	USD - 1 YEAR US CPI Urban Consumers NSA	Deutsche	(1.13)
5,800,000	USD - 6 Month Libor	Deutsche	(2.67)
72,500,000	MXN - 28 Day Libor	Citibank	6.11
202,000,000	MXN - 28 Day Libor	Citibank	3.29
44,000,000	NZD - 6 Month Libor	Deutsche	4.13
63,400,000	USD - 6 Month Libor	J.P. Morgan Chase	(0.66)
13,300,000	USD - 1 YEAR US CPI Urban Consumers NSA	J.P. Morgan Chase	(1.63)
18,400,000	USD - 6 Month Libor	J.P. Morgan Chase	(1.64)
71,400,000	MXN - 28 Day Libor	Deutsche	6.30
199,500,000	MXN - 28 Day Libor	Deutsche	3.30
92,800,000	USD - 6 Month Libor	J.P. Morgan Chase	(0.86)
17,800,000	USD - 3 Month Libor	J.P. Morgan Chase	(2.12)
890,000,000	MXN - 28 Day Libor	Citibank	(4.45)
320,000,000	MXN - 28 Day Libor	Citibank	6.15
10,700,000	NZD - 6 Month Libor	Deutsche	4.42

LIBOR - London Interbank Offer Rate
MXN - Mexican New Peso
NZD - New Zealand Dollar
USD - U.S. Dollar

Gross Unrealized Appreciation
Gross Unrealized Depreciation

Credit	(Pay) /Receive	Market	Premiums (Receivable)
Spread (%)	Expriration	Value	Payable ($)
330.83	1/17/2047	(295,172)	(330,772)

Implied			Upfront
Credit		Market	Premiums (Receivable)
Spread (%)	Expriration	Value	Payable ($)
N/A	6/15/2021	(1,871,056)
N/A	1/2/2024	639,217
N/A	1/10/2017	(264,014)
N/A	4/23/2024	92,007
N/A	5/2/2017	(32,367)
N/A	10/9/2019	440,481
N/A	12/18/2016	(921,381)
N/A	10/22/2015	(2,546,019)
N/A	9/29/2024	(509,919)
N/A	7/29/2024	255,628
N/A	8/7/2017	(56,958)
N/A	10/13/2017	797,217
N/A	8/21/2016	(245,490)
N/A	1/12/2022	65,033
N/A	1/12/2022	74,092
N/A	9/24/2024	319,382
N/A	10/3/2017	(125,219)
N/A	12/22/2016	(390,971)
N/A	1/13/2025	(529,103)
N/A	11/3/2017	(367,530)
N/A	10/25/2024	1,173,464
N/A	8/1/2019	375,382

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	116,442,891	-	116,442,891
Commercial Mortgage-Backed	-	68,659,232	-	68,659,232
Corporate Bonds+	-	282,953,325	-	282,953,325
Floating Rate Loan Interests	-	8,413,182	-	8,413,182
Foreign Government	-	110,810,285	-	110,810,285
Municipal Bonds+	-	1,013,155	-	1,013,155
Mutual Funds	21,581,402	-	-	21,581,402
Residential Mortgage-Backed	-	14,763,038	-	14,763,038
U.S. Government Agencies/Mortgage-Backed	-	2,078,900	-	2,078,900
U.S. Treasury	-	11,361,502	-	11,361,502
Other Financial Instruments:
Financial Futures++	2,916,633	-	-	2,916,633
Forward Foreign Currency Exchange Contracts++	-	2,701,368	-	2,701,368
Options Purchased	378,036	602,090	-	980,126
Swaps++	-	4,267,503	-	4,267,503
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(2,131,207)	-	-	(2,131,207)
Forward Foreign Currency Exchange Contracts++	-	(756,286)	-	(756,286)
Swaps++	-	(7,860,027)	-	(7,860,027)
Options Written	(223,986)	(363,130)	-	(587,116)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be
received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk

is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2015 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Banks--1.2%
Wells Fargo & Co.	42,700		2,216,984
Capital Goods--2.4%
Caterpillar	20,600		1,647,382
United Technologies	23,400		2,685,852
			4,333,234
Commercial & Professional Services--.3%
CDK Global	11,066		499,740
Consumer Services--1.7%
McDonald's	34,150		3,156,826
Diversified Financials--7.7%
American Express	23,700		1,912,353
BlackRock	10,600		3,609,406
Franklin Resources	58,800		3,029,964
JPMorgan Chase & Co.	85,300		4,638,614
State Street	14,000		1,001,140
			14,191,477
Energy--13.8%
California Resources	23,880		122,266
Chevron	59,600		6,110,788
ConocoPhillips	37,800		2,380,644
EOG Resources	13,400		1,193,002
Exxon Mobil	101,912		8,909,147
Imperial Oil	47,400	a	1,759,014
Occidental Petroleum	59,700		4,776,000
			25,250,861
Food & Staples Retailing--2.9%
Walgreens Boots Alliance	47,400		3,495,750
Whole Foods Market	36,000		1,875,420
			5,371,170
Food, Beverage & Tobacco--22.1%
Altria Group	109,000		5,787,900
Coca-Cola	225,600		9,287,952
Diageo, ADR	17,100		2,020,023
Kraft Foods Group	6,523		426,213
Mondelez International, Cl. A	26,571		936,362
Nestle, ADR	74,650		5,711,471
PepsiCo	40,300		3,779,334
Philip Morris International	122,300		9,813,352
SABMiller	51,850		2,824,965
			40,587,572
Health Care Equipment & Services--1.7%
Abbott Laboratories	71,100		3,182,436
Household & Personal Products--4.7%
Estee Lauder, Cl. A	44,600		3,148,314
Procter & Gamble	64,100		5,402,989

			8,551,303
Insurance--1.2%
ACE	20,000		2,159,200
Materials--1.3%
Praxair	19,500	a	2,351,505
Media--4.1%
Comcast, Cl. A	47,400		2,519,073
News Corp., Cl. A	9,000	b	134,010
Time Warner Cable	2,200		299,486
Twenty-First Century Fox, Cl. A	36,000		1,193,760
Walt Disney	37,900		3,447,384
			7,593,713
Pharmaceuticals, Biotech & Life Sciences--13.4%
AbbVie	71,100		4,290,885
Celgene	12,000	b	1,429,920
Gilead Sciences	20,000	b	2,096,600
Johnson & Johnson	54,100		5,417,574
Novartis, ADR	28,600		2,785,640
Novo Nordisk, ADR	99,500		4,433,720
Roche Holding, ADR	123,400		4,165,984
			24,620,323
Retailing--2.0%
Wal-Mart Stores	42,700		3,628,646
Semiconductors & Semiconductor Equipment--3.9%
Intel	81,600		2,696,064
Texas Instruments	71,000		3,794,950
Xilinx	17,100		659,633
			7,150,647
Software & Services--4.9%
Automatic Data Processing	33,200		2,739,996
International Business Machines	24,900		3,817,419
Oracle	57,500		2,408,675
			8,966,090
Technology Hardware & Equipment--8.1%
Apple	108,700		12,735,292
QUALCOMM	33,500		2,092,410
			14,827,702
Transportation--2.0%
Canadian Pacific Railway	18,900		3,301,263
Union Pacific	3,000		351,630
			3,652,893
Total Common Stocks
(cost $114,285,162)			182,292,322

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,254,483)	1,254,483	[c]	1,254,483

Investment of Cash Collateral for
Securities Loaned--.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,750,340)	1,750,340 [c]	1,750,340

Total Investments (cost $117,289,985)	101.0%	185,297,145
Liabilities, Less Cash and Receivables	(1.0%)	(1,811,179)
Net Assets	100.0%	183,485,966

ADR - American Depository Receipts a Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was $4,069,414 and the value of the collateral held by the fund was $4,141,911, consisting of cash collateral of $1,750,340 and U.S. Government & Agency securities valued at $2,391,571. b Non-income producing security. c Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $68,007,160 of which $69,332,703 related to appreciated investment securities and $1,325,543 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	22.1
Energy	13.8
Pharmaceuticals, Biotech & Life Sciences	13.4
Technology Hardware & Equipment	8.1
Diversified Financials	7.7
Software & Services	4.9
Household & Personal Products	4.7
Media	4.1
Semiconductors & Semiconductor Equipment	3.9
Food & Staples Retailing	2.9
Capital Goods	2.4
Retailing	2.0
Transportation	2.0
Consumer Services	1.7
Health Care Equipment & Services	1.7
Money Market Investments	1.6
Materials	1.3
Banks	1.2
Insurance	1.2
Commercial & Professional Services	.3
101.0
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 -		Significant
	Unadjusted Quoted	Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	155,290,242	-		-	155,290,242
Equity Securities - Foreign Common Stocks+	24,177,115	2,824,965	++	-	27,002,080
Mutual Funds	3,004,823	-		-	3,004,823
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves

January 31, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--11.8%	of Purchase (%)	Amount ($)	Value ($)
7/23/15
(cost $49,985,667)	0.06	50,000,000	49,985,667

Repurchase Agreements--76.3%
Barclays Capital, Inc.
dated 1/30/15, due 2/2/15 in the amount of
$14,000,058 (fully collateralized by $13,826,000 U.S.
Treasury Notes, 2%, due 10/31/21, value
$14,280,054)	0.05	14,000,000	14,000,000
BNP Paribas
dated 1/30/15, due 2/2/15 in the amount of
$60,000,300 (fully collateralized by $320,600 U.S.
Treasury Bonds, 4.50%, due 8/15/39, value $462,439,
$50,000,000 U.S. Treasury Inflation Protected
Securities, 0.13%, due 7/15/22, value $51,844,706,
$4,099,400 U.S. Treasury Notes, 0.50%-0.63%, due
6/15/16-12/31/16, value $4,111,694 and $7,446,600
U.S. Treasury Strips, due 8/15/20-11/15/41, value
$4,781,218)	0.06	60,000,000	60,000,000
Citigroup Global Markets Holdings Inc.
dated 1/30/15, due 2/2/15 in the amount of
$80,000,333 (fully collateralized by $21,374,800 U.S.
Treasury Inflation Protected Securities, 1.38%, due
2/15/44, value $26,391,988 and $54,771,000 U.S
Treasury Notes, 0.88%, due 4/30/17, value $55,208,104)	0.05	80,000,000	80,000,000
HSBC USA Inc.
dated 1/30/15, due 2/2/15 in the amount of
$100,000,417 (fully collateralized by $36,570,000
U.S. Treasury Bonds, 3.63%, due 2/15/44, value
$47,329,219 and $52,920,000 U.S. Treasury Notes,
2%, due 10/31/21, value $54,674,706)	0.05	100,000,000	100,000,000
JPMorgan Chase & Co.
dated 1/30/15, due 2/2/15 in the amount of
$70,000,350 (fully collateralized by $71,043,900 U.S
Treasury Notes, 0.38%-1%, due 3/15/16-12/15/17,
value $71,403,754)	0.06	70,000,000	70,000,000
Total Repurchase Agreements
(cost $324,000,000)			324,000,000
Total Investments (cost $373,985,667)		88.1%	373,985,667
Cash and Receivables (Net)		11.9%	50,313,945
Net Assets		100.0%	424,299,612

At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	373,985,667
Level 3 - Significant Unobservable Inputs	-
Total	373,985,667

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)